UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22158

The Thirty-Eight Hundred Fund, LLC
(Exact name of registrant as specified in charter)

3800 Howard Hughes Parkway, Suite 900 Las Vegas, Nevada			89169-0925
(Address of principal executive offices)			(Zip code)

Joseph R. York The Thirty-Eight Hundred Fund, LLC 3800 Howard Hughes Parkway, Suite 900 Las Vegas, Nevada 89169-0925
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(702) 791-6346

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report(s) to Stockholders.

The Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1) is as follows:

The Thirty-Eight Hundred Fund, LLC

Annual Report

November 30, 2010

The Thirty-Eight Hundred Fund, LLC

THE THIRTY-EIGHT HUNDRED FUND, LLC

Management Commentary

November 30, 2010

Dear Shareholder:

The US securitized market, which accounts for approximately 70% of The Thirty-Eight Hundred Fund, LLC (the Fund) holdings, was generous to investors again in 2010. The Fund ended the year with a net asset value of $12.4 billion, which is an increase of $1.4 billion (12%) over the prior year end, which reflects the strong performance of US securitized products.

Specifically, the mortgage backed securities (MBS) market received several shocks to the system, some more surprising than others. As expected, we saw the Federal Reserve end its MBS purchase program at the end of the first quarter. Much less predictable and resulting in more price volatility were the buyouts of severely delinquent loans from agency pools by Fannie Mae (FNMA) and Freddie Mac (FHLMC), announced in February. The buyouts were a punch to the stomach for the highest coupon pass-throughs most susceptible to having severely delinquent borrowers. However, the buyouts turned out to be an excellent buying opportunity as prepayments (other than from the buyouts) remained anemic, thanks to disappointing results from government refinance programs such as HARP, a continued declining real estate market, and tougher underwriting and more out-of-pocket refinance costs for the de-leveraging and cash-strapped consumer. Despite the market head winds, MBS products performed well in 2010.

As for commercial mortgage backed securities (CMBS) all major property types started to respond to improving economic data in 2010, and in part accounted for the continued narrowing of CMBS spreads in 2010 resulting in solid appreciation in the Fund’s CMBS holdings.

The Fund has continued to accumulate cash as new opportunities in the US fixed income space remain limited relative to demand. As noted at the end of 2009, we expect to grow the money market segment, which may moderate the Fund’s return in 2011.

Regards,

Wells Capital Management

The Thirty-Eight Hundred Fund, LLC

Portfolio of Investments

November 30, 2010

	Principal
Description	Amount	Value
LONG-TERM INVESTMENTS— 83.5%
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY—9.6%
Federal National Mortgage Association (Fannie Mae) (a)
Pool #898832, 5.50%, 11/01/36	$9,705,317	$10,457,066
Pool #256513, 5.50%, 12/01/36	14,433,003	15,550,946
Pool #922039, 5.50%, 2/01/37	16,959,263	18,246,386
Pool #916976, 5.50%, 4/01/37	14,667,078	15,780,235
Pool #256799, 5.50%, 7/01/37	12,666,183	13,627,482
Pool #936523, 5.50%, 7/01/37	15,180,408	16,332,524
Pool #888638, 5.50%, 9/01/37	7,814,858	8,407,966
Pool #966544, 5.50%, 10/01/37	5,584,990	6,008,862
Pool #947985, 5.50%, 11/01/37	22,253,753	23,942,700
Pool #953397, 5.50%, 11/01/37	13,559,548	14,588,649
Pool #966312, 5.50%, 11/01/37	287,191	308,987
Pool #954918, 5.50%, 12/01/37	5,148,644	5,539,401
Pool #956968, 5.50%, 12/01/37	7,596,487	8,173,022
Pool #959005, 5.50%, 12/01/37	4,048,721	4,355,999
Pool #960376, 5.50%, 12/01/37	13,035,927	14,025,288
Pool #960392, 5.50%, 12/01/37	11,083,702	11,924,898
Pool #965506, 5.50%, 12/01/37	6,359,507	6,842,162
Pool #966418, 5.50%, 12/01/37	9,562,158	10,287,878
Pool #966422, 5.50%, 12/01/37	4,018,634	4,323,628
Pool #967277, 5.50%, 12/01/37	7,799,934	8,391,909
Pool #933343, 5.50%, 1/01/38	3,198,662	3,440,924
Pool #953590, 5.50%, 1/01/38	14,332,241	15,419,986
Pool #954243, 5.50%, 1/01/38	4,355,656	4,686,228
Pool #956507, 5.50%, 1/01/38	3,617,522	3,891,509
Pool #956844, 5.50%, 1/01/38	3,670,702	3,948,716
Pool #956846, 5.50%, 1/01/38	19,563,955	21,045,703
Pool #956847, 5.50%, 1/01/38	15,482,264	16,654,871
Pool #960427, 5.50%, 1/01/38	14,139,524	15,212,643
Pool #960482, 5.50%, 1/01/38	16,384,446	17,627,943
Pool #960511, 5.50%, 1/01/38	26,386,650	28,389,263
Pool #960550, 5.50%, 1/01/38	12,253,551	13,183,533
Pool #960569, 5.50%, 1/01/38	9,838,386	10,585,069
Pool #960718, 5.50%, 1/01/38	18,724,122	20,145,188
Pool #960757, 5.50%, 1/01/38	2,947,855	3,171,582
Pool #961311, 5.50%, 1/01/38	12,055,487	12,968,554
Pool #961347, 5.50%, 1/01/38	25,779,667	27,732,185
Pool #965620, 5.50%, 1/01/38	3,528,154	3,795,923
Pool #966745, 5.50%, 1/01/38	3,735,371	4,018,283
Pool #966758, 5.50%, 1/01/38	3,480,649	3,744,269
Pool #966764, 5.50%, 1/01/38	3,430,854	3,690,702
Pool #967040, 5.50%, 1/01/38	7,188,403	7,732,844
Pool #967985, 5.50%, 1/01/38	3,574,112	3,844,810
Pool #961426, 5.50%, 2/01/38	18,828,441	20,257,424
Pool #961456, 5.50%, 2/01/38	8,669,110	9,325,697
Pool #961491, 5.50%, 2/01/38	18,277,232	19,661,526
Pool #961529, 5.50%, 2/01/38	14,136,418	15,207,092
Pool #961632, 5.50%, 2/01/38	3,697,903	3,977,977
Pool #961691, 5.50%, 2/01/38	4,109,179	4,420,403
Pool #966779, 5.50%, 2/01/38	1,972,967	2,122,397
Pool #968302, 5.50%, 2/01/38	20,383,250	21,927,051
Pool #968328, 5.50%, 2/01/38	9,009,596	9,693,379
Pool #969008, 5.50%, 2/01/38	4,141,464	4,455,134
Pool #969397, 5.50%, 2/01/38	156,675	168,542
Pool #969700, 5.50%, 2/01/38	9,649,063	10,381,378
Pool #972203, 5.50%, 2/01/38	2,847,599	3,063,273
Pool #257123, 5.50%, 3/01/38	4,128,730	4,441,435
Pool #933721, 5.50%, 3/01/38	36,196,208	38,937,662
Pool #953613, 5.50%, 3/01/38	5,604,299	6,028,761
Pool #956868, 5.50%, 3/01/38	3,341,311	3,594,378
Pool #962281, 5.50%, 3/01/38	51,416,489	55,310,707
Pool #962304, 5.50%, 3/01/38	33,626,385	36,173,203

The accompanying notes are an integral part of these financial statements.

	Principal
Description	Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (continued)
Federal National Mortgage Association (Fannie Mae) (continued)
Pool # 962344, 5.50%, 3/01/38	$46,026,805	$49,512,815
Pool # 965756, 5.50%, 3/01/38	8,072,801	8,684,225
Pool # 972385, 5.50%, 3/01/38	10,539,418	11,337,659
Pool # 973028, 5.50%, 3/01/38	5,493,718	5,909,805
Pool # 975198, 5.50%, 3/01/38	11,185,993	12,033,205
Pool # 975202, 5.50%, 3/01/38	3,435,850	3,696,077
Pool # 257161, 5.50%, 4/01/38	22,370,216	24,064,506
Pool # 962441, 5.50%, 4/01/38	10,103,463	10,868,686
Pool # 976379, 5.50%, 4/01/38	13,574,526	14,602,643
Pool # 984745, 5.50%, 6/01/38	6,073,287	6,534,219
Pool # 986013, 5.50%, 6/01/38	26,004,149	27,973,670
Pool # 986519, 5.50%, 6/01/38	17,206,314	18,509,497
Pool # 964380, 5.50%, 7/01/38	4,480,171	4,819,493
Pool # 970025, 5.50%, 7/01/38	7,616,114	8,192,948
Pool # 981517, 5.50%, 7/01/38	7,428,315	8,045,478
Pool # 981723, 5.50%, 7/01/38	9,388,754	10,099,846
Pool # 981872, 5.50%, 7/01/38	9,124,130	9,815,179
Pool # 982199, 5.50%, 7/01/38	14,963,219	16,096,514
Pool # 982664, 5.50%, 7/01/38	16,879,701	18,158,147
Pool # 983334, 5.50%, 7/01/38	25,264,420	27,177,914
Pool # 985704, 5.50%, 7/01/38	19,043,642	20,485,983
Pool # 986043, 5.50%, 7/01/38	11,808,727	12,703,104
Pool # 986656, 5.50%, 7/01/38	64,079,630	68,932,938
Pool # 986657, 5.50%, 7/01/38	9,773,321	10,513,539
Pool # 986686, 5.50%, 7/01/38	7,073,453	7,609,187
Pool # 986734, 5.50%, 7/01/38	5,653,840	6,082,055
Pool # 257306, 5.50%, 8/01/38	16,541,513	17,794,345
Pool # 964528, 5.50%, 8/01/38	19,132,924	20,582,027
Total Residential Mortgage-Backed Securities-Agency (Cost $1,084,558,913)		1,192,029,839

RESIDENTIAL MORTGAGE-BACKED SECURITIES—26.0%
Adjustable Rate Mortgage Trust
Series 2004-5, Class 4A1
5.26%, 4/25/35 (b)	13,492,081	13,012,667
Banc of America Funding Corp.
Series 2004-2, Class 3A11
5.25%, 9/20/34	2,920,917	2,919,729
Series 2005-8, Class 1A1
5.50%, 1/25/36	8,439,276	8,767,387
Series 2005-A, Class 4A1
5.07%, 2/20/35 (b)	20,672,941	20,294,750
Series 2005-G, Class A1
5.17%, 10/20/35 (b)	16,247,537	16,265,491
Series 2006-D, Class 5A1
5.70%, 5/20/36 (b)	21,968,340	18,789,148
Series 2007-D, Class 3A1
5.57%, 6/20/37 (b)	9,889,330	8,620,855
Banc of America Mortgage Securities, Inc.
Series 2003-I, Class 2A6
3.23%, 10/25/33 (b)	9,690,263	9,607,895
Series 2004-7, Class 2A3
5.75%, 8/25/34	10,574,850	10,425,756
Series 2004-C, Class 2A1
3.01%, 4/25/34 (b)	20,528,046	19,950,161
Series 2004-D, Class 2A8
2.96%, 5/25/34 (b)	24,027,000	22,241,217

The accompanying notes are an integral part of these financial statements.

	Principal
Description	Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Banc of America Mortgage Securities, Inc. (continued)
Series 2004-E, Class 2A6
2.87%, 6/25/34 (b)	$8,566,124	$8,135,110
Series 2004-L, Class 3A1
4.98%, 1/25/35 (b)	15,982,547	15,771,018
Series 2005-G, Class 4A3
5.21%, 8/25/35 (b)	15,518,112	15,635,785
Series 2005-H, Class 3A1
5.02%, 9/25/35 (b)	58,018,019	52,613,524
Series 2005-H, Class 4A2
5.13%, 9/25/35 (b)	12,877,080	12,416,132
Series 2005-J, Class 4A1
5.31%, 11/25/35 (b)	33,468,867	33,156,887
Series 2005-L, Class 4A1
5.49%, 1/25/36 (b)	59,887,166	56,814,715
Series 2006-A, Class 4A1
5.66%, 2/25/36 (b)	13,327,440	12,688,216
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-9, Class 3A2
3.59%, 2/25/34 (b)	2,529,132	2,466,301
Chase Mortgage Finance Trust
Series 2007-A1, Class 7A1
2.93%, 2/25/37 (b)	16,493,286	16,438,446
Citicorp Mortgage Securities, Inc.
Series 2003-6, Class 1A2
4.50%, 5/25/33	2,843,673	2,904,428
Series 2005-5, Class 3A1
5.00%, 8/25/35	12,435,811	12,168,677
Citigroup Mortgage Loan Trust, Inc.
Series 2005-4, Class A
5.34%, 8/25/35 (b)	48,000,312	45,778,233
Series 2007-AR4, Class 1A1A
5.85%, 3/25/37 (b)	131,414,242	116,818,194
Series 2009-6, Class 5A1
6.25%, 11/25/37 (b)(c)	66,159,911	67,271,133
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2003-7, Class A2
0.65%, 5/25/33 (b)	5,992,727	5,439,826
Series 2003-42, Class 2A4
3.21%, 10/25/33 (b)	16,693,879	14,988,215
Series 2003-56, Class 2A5
3.10%, 12/25/33 (b)	23,733,359	22,009,130
Series 2005-5, Class A6
5.50%, 3/25/35	18,305,685	18,517,225
Series 2005-14, Class A2
5.50%, 7/25/35	7,885,467	7,914,304
Series 2007-1, Class A2
6.00%, 3/25/37	20,004,909	17,488,291
Series 2007-1, Class A4
6.00%, 3/25/37	18,865,078	16,809,237

The accompanying notes are an integral part of these financial statements.

	Principal
Description	Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates
Series 2009-4R, Class 1A1
5.21%, 4/25/36 (b)(c)	$58,204,605	$58,473,103
Series 2009-4R, Class 2A1
5.76%, 4/25/36 (b)(c)	254,347,142	263,194,861
Series 2009-5R, Class 1A1
5.97%, 7/26/49 (b)(c)	243,298,300	250,537,398
Series 2009-5R, Class 2A1
6.04%, 7/26/49 (b)(c)	127,105,325	128,204,151
First Horizon Mortgage Pass-Through Trust
Series 2005-1, Class 1A1
5.00%, 3/25/35	11,585,273	11,659,013
Series 2005-5, Class 1A4
5.50%, 10/25/35	12,778,561	12,412,698
Series 2005-7, Class A9
5.50%, 12/25/35	4,361,347	4,184,988
Series 2005-AR3, Class 3A1
5.52%, 8/25/35 (b)	8,983,634	8,562,265
Series 2006-4, Class 1A15
6.00%, 2/25/37	10,264,546	9,597,248
IndyMac INDA Mortgage Loan Trust
Series 2007-AR1, Class 2A1
5.54%, 3/25/37 (b)	28,818,921	20,732,995
Jefferies & Co., Inc.
Series 2009-R1, Class 5A1
5.08%, 5/21/36 (b)(c)	13,563,702	14,054,552
J.P. Morgan Mortgage Trust
Series 2003-A1, Class 4A4
4.67%, 10/25/33 (b)	5,000,000	4,745,290
Series 2004-A3, Class 3A3
4.94%, 7/25/34 (b)	13,402,100	13,205,974
Series 2004-A4, Class 2A2
4.63%, 9/25/34 (b)	6,482,157	6,580,012
Series 2005-A1, Class 1A1
5.17%, 2/25/35 (b)	17,465,092	16,646,084
Series 2005-A3, Class 6A2
2.96%, 6/25/35 (b)	15,712,960	12,991,711
Series 2005-A5, Class TA1
5.42%, 8/25/35 (b)	107,341,698	107,650,198
Series 2005-S2, Class 2A2
5.25%, 9/25/35	13,053,413	12,067,527
J.P. Morgan ReRemic
Series 2009-1, Class A1
5.00%, 1/26/21 (c)	35,827,853	36,318,480
Lehman Mortgage Trust
Series 2008-2, Class 1A11
6.00%, 3/25/38	82,320,543	73,672,441
MASTR Adjustable Rate Mortgages Trust
Series 2003-4, Class 2A1
2.59%, 10/25/33 (b)	22,273,200	22,179,853

The accompanying notes are an integral part of these financial statements.

	Principal
Description	Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Investors Trust
Series MLCC, 2001-A, Class A
0.83%, 4/15/26 (b)	$50,647,585	$49,062,619
Series MLCC, 2004-A1, Class 2A2
2.89%, 2/25/34 (b)	13,583,431	13,149,114
Series MLCC, 2006-2, Class 4A
5.76%, 5/25/36 (b)	12,068,155	11,279,730
Series MLCC, 2007-1, Class 3A
6.10%, 1/25/37 (b)	13,332,794	12,267,637
Series MLCC, 2007-1, Class 4A2
5.70%, 1/25/37 (b)	10,577,000	10,761,579
Series MLCC, 2007-1, Class 4A3
5.70%, 1/25/37 (b)	16,250,000	16,275,789
Morgan Stanley Re-REMIC Trust
Series 2010-R9, Class 3A
3.25%, 11/26/36 (c)(d)	102,338,000	102,338,000
PHHMC Mortgage Pass-Through Certificates
Series 2008-CIM1, Class 21A1
6.00%, 5/25/38	31,247,250	31,893,100
Series 2008-CIM2, Class 2A1
5.05%, 7/25/38 (b)	24,702,741	25,190,595
Series 2008-CIM2, Class 3A1
5.30%, 7/25/38 (b)	6,049,165	6,045,360
Prime Mortgage Trust
Series 2003-2, Class 1A3
4.75%, 10/25/33	7,261,268	7,421,640
RBSSP Resecuritization Trust
Series 2009-6, Class 3A1
0.43%, 1/26/36 (b)(c)	496,384,679	508,619,568
Sequoia Mortgage Trust
Series 2004-5, Class A1
1.93%, 6/20/34 (b)	10,415,583	9,546,017
Series 2004-6, Class A1
1.97%, 7/20/34 (b)	11,448,703	10,166,757
Series 2007-1, Class 5A1
5.75%, 10/20/46 (b)	37,024,370	33,935,723
Thornburg Mortgage Securities Trust
Series 2003-2, Class A1
0.93%, 4/25/43 (b)	12,811,083	11,941,595
Series 2003-3, Class A4
4.09%, 6/25/43 (b)	19,668,756	19,893,078
Series 2003-4, Class A1
0.57%, 9/25/43 (b)	11,998,977	11,133,082
Series 2004-1, Class I2A
1.15%, 3/25/44 (b)	1,060,927	1,052,740
Series 2004-4, Class 1A
0.54%, 12/25/44 (b)	3,721,285	3,229,569
WaMu Mortgage Pass-Through Certificates
Series 2007-HY5, Class 3A1
5.74%, 5/25/37 (b)	13,476,593	12,447,561

The accompanying notes are an integral part of these financial statements.

	Principal
Description	Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-A, Class A5
3.31%, 2/25/33 (b)	$3,040,758	$3,053,042
Series 2004-EE, Class 3A1
2.97%, 12/25/34 (b)	4,001,444	3,956,203
Series 2004-EE, Class 3A2
2.97%, 12/25/34 (b)	9,367,186	9,434,190
Series 2004-K, Class 1A2
4.47%, 7/25/34 (b)	8,739,020	8,887,514
Series 2004-P, Class 2A1
2.91%, 9/25/34 (b)	6,042,281	6,008,155
Series 2004-Q, Class 1A3
4.86%, 9/25/34 (b)	2,684,086	2,514,591
Series 2004-R, Class 2A1
2.87%, 9/25/34 (b)	10,318,567	9,983,771
Series 2005-AR6, Class A1
5.02%, 4/25/35 (b)	27,781,212	27,812,133
Series 2005-AR16, Class 6A3
2.89%, 10/25/35 (b)	56,975,213	52,212,769
Series 2006-2, Class 1A1
5.00%, 3/25/36	7,773,435	7,352,792
Series 2006-2, Class 1A10
5.50%, 3/25/36	17,126,000	16,148,020
Series 2006-2, Class 3A1
5.75%, 3/25/36	27,527,507	27,289,229
Series 2006-11, Class A8
6.00%, 9/25/36	31,709,826	29,825,343
Series 2006-14, Class A1
6.00%, 10/25/36	20,314,942	19,262,648
Series 2006-AR4, Class 2A4
5.65%, 4/25/36 (b)	39,500,000	36,705,691
Series 2006-AR11, Class A1
5.25%, 8/25/36 (b)	12,275,631	10,859,281
Series 2006-AR17, Class A2
5.52%, 10/25/36 (b)	10,487,124	8,451,196
Series 2007-1, Class A4
5.75%, 2/25/37	6,528,418	6,135,936
Series 2007-6, Class A6
6.00%, 5/25/37	33,622,768	30,101,557
Series 2007-7, Class A1
6.00%, 6/25/37	31,099,849	29,600,090
Series 2007-13, Class A7
6.00%, 9/25/37	21,537,387	20,503,765
Series 2007-14, Class 1A1
6.00%, 10/25/37	38,023,555	34,880,490
Series 2007-14, Class 2A1
5.50%, 10/25/22	16,591,284	17,147,772
Series 2007-16, Class 1A1
6.00%, 12/28/37	60,748,258	62,835,751

The accompanying notes are an integral part of these financial statements.

	Principal
Description	Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage-Backed Securities Trust (continued)
Series 2007-AR9, Class A1
6.00%, 12/28/37 (b)	$25,216,391	$24,044,787
Total Residential Mortgage-Backed Securities (Cost $2,987,543,240)		3,225,466,494

COMMERICAL MORTGAGE-BACKED SECURITIES—26.0%
Banc of America Commercial Mortgage, Inc.
Series 2006-2, Class A4
5.74%, 5/10/45 (b)	27,695,000	30,525,928
Series 2006-2, Class AM
5.77%, 5/10/45 (b)	2,710,000	2,752,888
Series 2006-3, Class A4
5.89%, 7/10/44 (b)	29,675,000	31,692,090
Series 2006-3, Class AM
5.87%, 7/10/44 (b)	2,495,000	2,360,157
Series 2006-4, Class A4	`
5.63%, 7/10/46	6,000,000	6,407,450
Series 2006-5, Class A4
5.41%, 9/10/47	15,555,000	16,390,482
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW12, Class A4
5.72%, 9/11/38 (b)	5,000,000	5,505,257
Series 2006-PW12, Class AJ
5.76%, 9/11/38 (b)	2,600,000	2,375,529
Series 2006-PW13, Class A4
5.54%, 9/11/41	2,170,000	2,334,221
Series 2006-PW14, Class AJ
5.27%, 12/11/38	5,000,000	4,461,505
Series 2007-PW15, Class A4
5.33%, 2/11/44	51,123,000	53,296,898
Series 2007-PW15, Class AM
5.36%, 2/11/44	12,500,000	11,206,950
Series 2007-PW16, Class A4
5.72%, 6/11/40 (b)	103,572,000	110,266,252
Series 2007-PW17, Class A4
5.69%, 6/11/50 (b)	20,000,000	21,206,972
Series 2007-PW18, Class A4
5.70%, 6/11/50	7,500,000	7,922,585
Series 2007-T26, Class A4
5.47%, 1/12/45 (b)	54,350,000	58,643,846
Citigroup Commercial Mortgage Trust
Series 2007-C6, Class A4
5.70%, 12/10/49 (b)	75,000,000	79,564,163
Series 2008-C7, Class A4
6.18%, 12/10/49 (b)	77,612,805	83,383,325
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2006-CD2, Class A4
5.35%, 1/15/46 (b)	20,000,000	21,358,380

The accompanying notes are an integral part of these financial statements.

	Principal
Description	Amount	Value
COMMERICAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup/Deutsche Bank Commercial Mortgage Trust (continued)
Series 2006-CD3, Class A5
5.62%, 10/15/48	$14,500,000	$15,479,948
Series 2007-CD4, Class A4
5.32%, 12/11/49	79,668,000	81,953,524
Series 2007-CD4, Class A-MFX
5.37%, 12/11/49 (b)	6,770,500	6,216,063
Series 2007-CD5, Class A4
5.89%, 11/15/44 (b)	4,050,000	4,334,824
Commercial Mortgage Pass-Through Certificates
Series 2006-C7, Class A4
5.76%, 6/10/46 (b)	34,500,000	37,637,113
Series 2007-C9, Class A4
5.81%, 12/10/49 (b)	128,891,353	138,583,441
Credit Suisse Commerical Mortgage Trust
Series 2006-C2, Class A3
5.66%, 3/15/39 (b)	2,200,000	2,356,231
Series 2006-C3, Class A3
5.83%, 6/15/38 (b)	12,500,000	13,633,956
Series 2006-C5, Class A3
5.31%, 12/15/39	10,000,000	10,438,455
Series 2007-C1, Class A3
5.38%, 2/15/40	12,500,000	12,687,260
Series 2007-C5, Class A4
5.70%, 9/15/40 (b)	12,782,500	13,123,140
CW Capital Cobalt Ltd.
Series 2006-C1, Class A4
5.22%, 8/15/48	2,850,000	2,936,404
Series 2007-C2, Class A3
5.48%, 4/15/47 (b)	168,812,537	174,710,830
Series 2007-C3, Class A4
5.82%, 5/15/46 (b)	157,295,000	163,662,207
Goldman Sachs Mortgage Securities Corporation II
Series 2007-GG10, Class A4
5.81%, 8/10/45 (b)	57,000,000	59,411,362
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class A4
5.88%, 7/10/38 (b)	102,660,000	112,514,015
Series 2007-GG9, Class A4
5.44%, 3/10/39	52,162,500	54,556,159
Series 2007-GG11, Class A4
5.74%, 12/10/49	25,000,000	26,207,460
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB14, Class A4
5.48%, 12/12/44 (b)	12,500,000	13,312,473
Series 2006-CB14, Class AJ
5.49%, 12/12/44 (b)	10,000,000	7,671,873
Series 2006-CB16, Class A4
5.55%, 5/12/45	7,550,000	8,084,897

The accompanying notes are an integral part of these financial statements.

	Principal
Description	Amount	Value
COMMERICAL MORTGAGE-BACKED SECURITIES (continued)
J.P. Morgan Chase Commercial Mortgage Securities Corp. (continued)
Series 2006-CB17, Class A4
5.43%, 12/12/43	$113,554,500	$120,084,644
Series 2006-CB17, Class AJ
5.49%, 12/12/43 (b)	10,000,000	8,647,166
Series 2006-LDP7, Class A4
5.87%, 4/15/45 (b)	19,968,000	21,988,286
Series 2006-LDP8, Class A4
5.40%, 5/15/45	6,000,000	6,465,205
Series 2006-LDP9, Class A3
5.34%, 5/15/47	14,530,000	15,154,646
Series 2007-C1, Class A4
5.72%, 2/15/51	50,000,000	52,363,745
Series 2007-CB18, Class A4
5.44%, 6/12/47	105,915,000	111,295,302
Series 2007-CB19, Class A4
5.74%, 2/12/49 (b)	14,815,000	15,662,849
Series 2007-CB20, Class A4
5.79%, 2/12/51 (b)	50,000,000	53,125,900
Series 2007-LDPX, Class AM
5.46%, 1/15/49 (b)	16,582,500	15,285,062
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4
5.16%, 2/15/31	1,275,000	1,367,864
Series 2006-C3, Class A4
5.66%, 3/15/39 (b)	7,500,000	8,144,528
Series 2007-C1, Class A4
5.42%, 2/15/40	37,500,000	39,597,776
Series 2007-C1, Class AM
5.46%, 2/15/40	11,624,000	11,241,902
Series 2007-C2, Class A3
5.43%, 2/15/40	18,095,000	18,806,734
Series 2007-C7, Class A3
5.87%, 9/15/45 (b)	186,017,500	197,362,075
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-3, Class A4
5.41%, 7/12/46 (b)	11,700,000	12,242,469
Series 2006-3, Class AM
5.46%, 7/12/46 (b)	10,000,000	9,893,434
Series 2006-4, Class A3
5.17%, 12/12/49 (b)	51,059,500	53,222,319
Series 2007-5, Class A4
5.38%, 8/12/48	35,557,000	36,033,162
Series 2007-6, Class A4
5.49%, 3/12/51 (b)	48,160,000	49,230,216
Series 2007-8, Class A3
5.96%, 8/12/49 (b)	131,633,000	141,720,813
Series 2007-9, Class A4
5.70%, 9/12/49	36,171,000	37,711,353

The accompanying notes are an integral part of these financial statements.

	Principal
Description	Amount	Value
COMMERICAL MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Trust
Series 2006-C2, Class A4
5.74%, 8/12/43 (b)	$69,750,000	$77,506,172
Series 2008-C1, Class A4
5.69%, 2/12/51	2,476,000	2,613,430
Morgan Stanley Capital I Trust
Series 2006-HQ9, Class A4
5.73%, 7/12/44 (b)	16,000,000	17,563,256
Series 2006-HQ10, Class A4
5.33%, 11/12/41	23,950,000	25,543,401
Series 2006-T21, Class AJ
5.27%, 10/12/52 (b)	4,975,000	4,478,706
Series 2007-HQ11, Class A4
5.45%, 2/12/44 (b)	45,415,000	47,374,689
Series 2007-IQ13, Class A4
5.36%, 3/15/44	104,360,000	108,227,435
Series 2007-IQ13, Class AM
5.41%, 3/15/44	25,000,000	22,930,293
Series 2007-IQ14, Class A4
5.69%, 4/15/49 (b)	44,375,000	46,533,946
Series 2007-IQ15, Class A4
5.88%, 6/11/49 (b)	14,875,000	15,766,134
Series 2007-IQ16, Class A4
5.81%, 12/12/49	86,936,200	90,909,323
Series 2007-IQ16, Class AM
6.11%, 12/12/49 (b)	12,750,000	12,651,840
Series 2007-T25, Class A3
5.51%, 11/12/49 (b)	106,540,000	114,433,133
Series 2008-T29, Class A4
6.28%, 1/11/43 (b)	50,000,000	56,053,275
TrizecHahn Office Properties Trust
Series 2001-TZHA, Class A4
6.53%, 5/15/16 (c)	12,800,000	13,060,886
Wachovia Bank Commercial Mortgage Trust
Series 2007-C34, Class AM
5.82%, 5/15/46 (b)	20,000,000	18,797,562
Total Commerical Mortgage-Backed Securities (Cost $2,699,226,097)		3,222,257,444

AUTO LEASE-BACKED SECURITIES—4.1%
Ford Credit Auto Lease Trust
Series 2008-2
5.75%, 9/15/12 (d)(e)(f)	207,126,384	208,343,666
General Motors Auto Lease Trust
Capital Auto Receivables Asset Trust 2008-SNI
7.74%, 1/31/13 (d)(e)(f)	297,781,314	305,134,726
Total Auto Lease-Backed Securities (Cost $504,907,698)		513,478,392

The accompanying notes are an integral part of these financial statements.

	Principal
Description	Amount	Value
CREDIT CARD BACKED SECURITIES—4.7%
American Express Credit Account Master Trust
Series 2007-7, Class B
0.42%, 2/17/15 (b)	$520,000	$516,202
Series 2007-8, Class B
0.95%, 5/15/15 (b)	5,000,000	5,005,589
Bank of America Credit Card Trust
Series 2006-A7, Class A7
0.29%, 12/15/16 (b)	8,000,000	7,898,867
Series 2006-A14, Class A14
0.31%, 4/15/16 (b)	50,000,000	49,563,930
Series 2006-C5, Class C5
0.65%, 1/15/16 (b)	20,355,000	19,570,622
Series 2007-A1, Class A1
5.17%, 6/15/19	15,000,000	17,244,876
Series 2007-A6, Class A6
0.31%, 9/15/16 (b)	2,400,000	2,374,358
Bank One Issuance Trust
Series 2003-A8, Class A8
0.50%, 5/16/16 (b)	25,000,000	24,977,073
Series 2004-A7, Class A7
0.37%, 5/15/14 (b)	20,235,000	20,221,489
Capital One Multi-Asset Execution Trust
Series 2004-C2, Class C2
1.30%, 12/15/16 (b)	5,500,000	5,284,219
Series 2006-A12, Class A
0.31%, 7/15/16 (b)	9,194,000	9,072,180
Series 2007-A1, Class A1
0.30%, 11/15/19 (b)	46,511,000	44,658,820
Series 2007-A4, Class A4
0.28%, 3/16/15 (b)	10,000,000	9,938,414
Series 2007-A7, Class A7
5.75%, 7/15/20	35,700,000	41,502,649
Series 2007-C2, Class C2
0.55%, 11/17/14 (b)	6,000,000	5,893,414
Chase Issuance Trust
Series 2005-A6, Class A6
0.32%, 7/15/14 (b)	31,560,000	31,490,896
Series 2006-B1, Class B1
0.40%, 4/15/13 (b)	25,640,000	25,626,088
Series 2006-C4, Class C4
0.54%, 1/15/14 (b)	30,000,000	29,805,453
Series 2007-A9, Class A9
0.28%, 6/16/14 (b)	35,000,000	34,905,535
Series 2007-B1, Class B1
0.50%, 4/15/19 (b)	40,645,000	39,032,239
Series 2007-C1, Class C1
0.71%, 4/15/19 (b)	1,000,000	931,648
Series 2008-A13, Class A13
1.79%, 9/15/15 (b)	10,900,000	11,272,586

The accompanying notes are an integral part of these financial statements.

	Principal
Description	Amount	Value
CREDIT CARD BACKED SECURITIES (continued)
Citibank Credit Card Issuance Trust
Series 2005-A4, Class A4
4.40%, 6/20/14	$25,000,000	$26,335,665
Series 2005-A5, Class A5
4.55%, 6/20/17	15,000,000	16,640,835
Series 2007-A8, Class A8
5.65%, 9/20/19	30,000,000	35,138,676
Series 2008-A2, Class A2
1.40%, 1/23/20 (b)	6,965,000	7,275,412
MBNA Credit Card Master Note Trust
Series 2002-C3, Class C3
1.60%, 10/15/14 (b)	5,000,000	4,974,901
Series 2006-C2, Class C2
0.55%, 8/15/13 (b)	6,000,000	5,988,586
Series 2006-C3, Class C3
0.54%, 10/15/13 (b)	15,526,000	15,478,369
MBNA Master Credit Card Trust II
Series 1997-B, Class A
0.41%, 8/15/14 (b)	38,000,000	37,939,344
Total Credit Card Backed Securities (Cost $497,737,260)		586,558,935

STUDENT LOAN-BACKED SECURITIES—1.3%
SLM Private Credit Student Loan Trust
Series 2002-A, Class A2
0.84%, 12/16/30 (b)	29,546,472	26,364,175
Series 2003-B, Class A2
0.69%, 3/15/22 (b)	28,259,675	25,983,095
Series 2010-C, Class A1
1.90%, 12/15/17 (b)(c)	104,731,612	104,753,930
Total Student Loan-Backed Securities (Cost $156,372,332)		157,101,200

OTHER ASSET-BACKED SECURITIES—0.3%
DB Master Finance, LLC
Series 2006-1, Class A2
5.78%, 6/20/31 (c)	5,000,000	5,068,100
Sonic Capital, LLC
Series 2006-1A, Class A2
5.10%, 12/20/31 (c)	32,507,230	33,319,910
Total Other Asset-Backed Securities (Cost $34,727,181)		38,388,010

CORPORATE BONDS—9.1%
AGRICULTURE—0.0% (g)
Bunge Ltd. Finance Co.
8.50%, 6/15/19	4,000,000	4,783,612

AUTO PARTS & EQUIPMENT—0.0% (g)
Johnson Controls, Inc.
5.50%, 1/15/16	5,000,000	5,598,705

The accompanying notes are an integral part of these financial statements.

	Principal
Description	Amount	Value
CORPORATE BONDS (continued)
BANKS—2.2%
Bank of America Corp.
7.38%, 5/15/14	$65,000,000	$72,629,310
7.63%, 6/01/19	50,000,000	56,842,250
Citigroup, Inc.
6.00%, 12/13/13	10,000,000	10,937,630
4.75%, 5/19/15	15,000,000	15,650,580
Discover Financial Services
7.00%, 4/15/20	5,000,000	5,432,705
Fulton Financial Corp.
5.75%, 5/01/17	3,500,000	3,429,325
Keycorp
6.50%, 5/14/13	5,000,000	5,465,120
Morgan Stanley
0.58%, 4/19/12 (b)	10,000,000	9,961,270
2.79%, 5/14/13 (b)	40,000,000	41,273,080
5.38%, 10/15/15	10,000,000	10,688,280
Regions Financial Corp.
6.38%, 5/15/12	10,000,000	9,700,000
0.46%, 6/26/12 (b)	10,000,000	9,014,200
5.75%, 6/15/15	5,000,000	4,662,500
Silicon Valley Bank
6.05%, 6/01/17	5,170,000	5,399,191
Webster Bank NA
5.88%, 1/15/13 (c)	10,915,000	11,098,841
		272,184,282
BUILDING MATERIALS—0.1%
Masco Corp.
7.13%, 8/15/13	5,000,000	5,369,330
6.13%, 10/03/16	5,000,000	5,119,655
		10,488,985
COMMERCIAL SERVICES & SUPPLIES—0.1%
Chicago Parking Meters, LLC
5.49%, 12/30/20 (c)	12,000,000	11,866,116

COMPUTERS—0.1%
International Business Machines Corp.
7.63%, 10/15/18	5,000,000	6,566,105

DIVERSIFIED FINANCIAL SERVICES—1.7%
American Express Co.
7.25%, 5/20/14	45,000,000	51,789,150
Ameriprise Financial, Inc.
7.30%, 6/28/19	20,000,000	24,273,240
7.52%, 6/01/66 (b)	3,460,000	3,581,100
Bear Stearns Cos., Inc.
0.48%, 2/01/12 (b)	10,000,000	9,994,860
6.95%, 8/10/12	38,000,000	41,641,730
Cantor Fitzgerald, LP
7.88%, 10/15/19 (c)	10,000,000	10,330,700
Capital One Capital VI
8.88%, 5/15/40	8,641,000	9,029,845

The accompanying notes are an integral part of these financial statements.

	Principal
Description	Amount	Value
CORPORATE BONDS (continued)
DIVERSIFIED FINANCIAL SERVICES (continued)
Janus Capital Group, Inc.
6.50%, 6/15/12	$7,835,000	$8,183,125
6.37%, 4/15/14	19,078,000	19,878,570
6.95%, 6/15/17	5,500,000	5,688,864
KKR Group Finance Co.
6.38%, 9/29/20 (c)	10,000,000	10,166,640
Merrill Lynch & Co.
6.88%, 4/25/18	15,000,000	16,480,395
		211,038,219
ELECTRIC—0.2%
FPL Group Capital, Inc.
7.88%, 12/15/15	15,000,000	18,540,195

ENTERTAINMENT—0.1%
International Game Technology
7.50%, 6/15/19	10,000,000	11,606,030

ENVIRONMENTAL CONTROL—0.0% (g)
Waste Management, Inc.
5.00%, 3/15/14	3,000,000	3,277,431

INSURANCE—2.7%
Alleghany Corp.
5.63%, 9/15/20	5,000,000	5,016,500
Allstate Corp.
6.13%, 5/15/37 (b)	4,000,000	3,990,000
American Financial Group, Inc.
9.88%, 6/15/19	12,000,000	14,627,796
AON Corp.
8.21%, 1/01/27	39,600,000	41,790,632
Assurant, Inc.
5.63%, 2/15/14	7,945,000	8,387,910
Chubb Corp.
6.38%, 3/29/67 (b)	9,250,000	9,620,000
Commerce Group, Inc.
5.95%, 12/09/13	24,538,000	25,699,678
Genworth Financial, Inc.
7.20%, 2/15/21	7,000,000	6,929,251
Genworth Life Institutional Funding Trust
5.88%, 5/03/13 (c)	15,000,000	15,795,150
Guardian Life Insurance Company of America
7.38%, 9/30/39 (c)	10,000,000	11,562,900
Infinity Property & Casualty Corp.
5.50%, 2/18/14	1,650,000	1,680,268
Markel Corp.
6.80%, 2/15/13	5,000,000	5,340,305
Mutual of Omaha Insurance Co.
6.95%, 10/15/40 (c)	10,000,000	9,850,400
National Life Insurance Co.
10.50%, 9/15/39 (c)	3,000,000	3,601,767
Penn Mutual Life Insurance Co.
7.63%, 6/15/40 (c)	15,490,000	15,718,276

The accompanying notes are an integral part of these financial statements.

	Principal
Description	Amount	Value
CORPORATE BONDS (continued)
INSURANCE (continued)
Protective Life Corp.
7.38%, 10/15/19	$10,000,000	$11,197,630
Provident Companies, Inc.
7.00%, 7/15/18	4,406,000	4,737,252
Prudential Financial, Inc.
6.20%, 1/15/15	4,000,000	4,499,072
8.88%, 6/15/38 (b)	19,778,000	22,744,700
Reinsurance Group of America, Inc.
6.45%, 11/15/19	10,000,000	10,856,580
Symetra Financial Corp.
8.30%, 10/15/37 (b)(c)	27,814,000	25,727,950
Travelers Companies, Inc.
6.25%, 3/15/37 (b)	32,313,000	33,363,173
Unitrin, Inc.
6.00%, 5/15/17	5,000,000	5,083,795
Unum Group
7.13%, 9/30/16	1,000,000	1,140,639
Willis North America, Inc.
6.20%, 3/28/17	8,051,000	8,514,689
7.00%, 9/29/19	10,000,000	10,782,790
W.R. Berkley Corp.
5.88%, 2/15/13	5,739,000	6,063,523
7.38%, 9/15/19	10,000,000	11,388,280
		335,710,906
LODGING—0.1%
Starwood Hotels & Resorts Worldwide, Inc.
6.75%, 5/15/18	10,000,000	10,925,000

MACHINERY - CONSTRUCTION & MINING—0.2%
Caterpillar, Inc.
7.90%, 12/15/18	20,000,000	26,428,840

MEDIA—0.2%
Comcast Corp.
6.30%, 11/15/17	8,000,000	9,427,864
5.70%, 5/15/18	5,000,000	5,633,715
Viacom, Inc.
6.25%, 4/30/16	5,000,000	5,840,055
		20,901,634
OFFICE / BUSINESS EQUIPMENT—0.1%
Xerox Corp.
6.35%, 5/15/18	7,000,000	8,151,031

PACKAGING & CONTAINERS—0.1%
Sealed Air Corp.
5.63%, 7/15/13 (c)	5,000,000	5,317,120
7.88%, 6/15/17	4,000,000	4,389,020
		9,706,140

The accompanying notes are an integral part of these financial statements.

	Principal
Description	Amount	Value
CORPORATE BONDS (continued)
PHARMACEUTICALS—0.1%
Cardinal Health, Inc.
4.00%, 6/15/15	$10,000,000	$10,567,320

PIPELINES—0.4%
Kinder Morgan Energy Partners, LP
9.00%, 2/01/19	5,000,000	6,453,660
Midcontinent Express Pipeline
6.70%, 9/15/19 (c)	9,700,000	10,635,691
Plains All American Pipeline, LP
6.50%, 5/01/18	5,000,000	5,744,220
Rockies Express Pipeline
6.85%, 7/15/18 (c)	5,000,000	5,471,260
5.63%, 4/15/20 (c)	18,300,000	18,147,726
		46,452,557
RETAIL—0.7%
AutoZone, Inc.
7.13%, 8/01/18	16,000,000	19,136,496
CVS Pass-Through Trust
8.35%, 7/10/31 (c)	19,547,692	24,107,778
Home Depot, Inc.
5.20%, 3/01/11	5,000,000	5,057,920
5.40%, 3/01/16	6,250,000	7,138,619
Nordstrom, Inc.
6.25%, 1/15/18	10,000,000	11,464,550
Yum! Brands, Inc.
6.25%, 3/15/18	20,000,000	23,228,700
		90,134,063
TRANSPORTATION—0.0% (g)
CSX Transportation, Inc.
8.38%, 10/15/14	4,606,662	5,459,769

Total Corporate Bonds (Cost $1,005,532,215)		1,120,386,940

REAL ESTATE INVESTMENT TRUSTS—0.4%
AMB Property, LP
6.13%, 12/01/16	3,650,000	4,077,824
Brandywine Operations Partnership, LP
5.40%, 11/01/14	3,800,000	3,970,449
6.00%, 4/01/16	2,500,000	2,627,678
Duke Realty, LP
6.25%, 5/15/13	10,000,000	10,794,400
Federal Realty Investment Trust
5.95%, 8/15/14	5,000,000	5,563,700
Kimco Realty Corp.
6.00%, 11/30/12	6,000,000	6,465,048
Mack-Cali Realty Corp.
7.75%, 8/15/19	10,000,000	11,943,210
Regency Centers Corp.
4.95%, 4/15/14	1,375,000	1,450,369

The accompanying notes are an integral part of these financial statements.

	Principal
Description	Amount	Value
REAL ESTATE INVESTMENT TRUSTS (continued)
Washington Real Estate Investment Trust
5.13%, 3/15/13	$1,900,000	$1,967,802
5.35%, 5/01/15	6,345,000	6,752,888
Total Real Estate Investment Trusts (Cost $49,276,735)		55,613,368

TERM LOANS—2.0%
CHEMICALS—0.5%
Celanese Holdings, LLC, Tranche C, 3.29%, 10/31/16 (b)	8,294,847	8,294,847
ISP Chemco, Inc., New Term Loan B, 1.81%, 6/04/14 (b)	13,260,658	12,954,005
Rockwood Specialties Group, Inc., Term Loan H, 6.00%, 5/15/14 (b)	33,585,404	33,676,353
		54,925,205
COMMERCIAL SERVICES & SUPPLIES—0.2%
Aramark Corp., Letter of Credit-1 Repo, 0.11%, 7/26/16 (b)	319,857	315,059
Aramark Corp., Letter of Credit-2 Repo, 0.11%, 7/26/16 (b)	576,165	573,555
Aramark Corp., Term Loan B Extended, 3.54%, 7/26/16 (b)	8,760,974	8,721,278
Aramark Corp., US Term Loan Non-Extended, 2.16%, 1/26/14 (b)	3,970,509	3,910,951
Cenveo Corp., Delayed Draw Term Loan, 4.79%, 6/21/13 (b)	71,889	71,530
Cenveo Corp., Term Loan C, 4.79%, 6/21/13 (b)	2,517,983	2,505,393
Hertz Corp., Letter of Credit, 0.28%, 12/21/12 (b)	1,682,825	1,663,425
Hertz Corp., Term Loan B, 2.01%, 12/21/12 (b)	9,076,542	8,971,908
		26,733,099
DIVERSIFIED FINANCICIAL SERVICES—0.0% (g)
Team Finance, LLC, Term Loan, 2.28% - 2.29%, 11/23/12 (b)	4,859,694	4,756,425

DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
Intelsat Corp., Tranche B-2-A Term Loan, 2.79%, 1/03/14 (b)	5,860,104	5,740,459
Intelsat Corp., Tranche B-2-B Term Loan, 2.79%, 1/03/14 (b)	5,858,296	5,738,688
Intelsat Corp., Tranche B-2-C Term Loan, 2.79%, 1/03/14 (b)	5,858,296	5,738,688
Windstream Corp., Term Loan B-1, 1.78% - 1.79%, 7/17/13 (b)	2,939,240	2,914,748
		20,132,583
ELECTRIC UTILITIES—0.1%
Texas Competitive Electric Holding Co., LLC, Tranche B-3 Term Loan, 3.75% - 3.79%, 10/10/14 (b)	19,546,600	15,043,552

ENERGY EQUIPMENT & SERVICES—0.1%
Covanta Energy Corp., 1st Lien, Credit-Link Deposit, 0.19%, 2/09/14 (b)	2,665,972	2,594,324
Covanta Energy Corp., 1st Lien, Term Loan, 1.81%, 2/09/14 (b)	5,225,722	5,085,281
		7,679,605
HEALTH CARE EQUIPMENT & SUPPLIES—0.3%
Bausch & Lomb, Inc., Delayed Draw Term Loan, 3.51%, 4/24/15 (b)	754,667	741,117
Bausch & Lomb, Inc., Parent Term Loan, 3.51% - 3.54%, 4/24/15 (b)	3,112,000	3,056,124
Biomet, Inc., Dollar Term Loan, 3.25% - 3.29%, 9/25/13 (b)	19,591,024	19,375,424
Fresenius Medical Care AG & Co. KGaA, Term Loan B, 1.63% - 1.66%, 3/31/13 (b)	16,454,365	16,296,682
		39,469,347
HEALTH CARE PROVIDERS & SERVICES—0.1%
HCA, Inc., Term Loan A, 1.54%, 11/16/12 (b)	3,133,402	3,063,502
Iasis Healthcare, LLC, Delayed Draw Term Loan, 2.26%, 3/14/14 (b)	702,189	681,416
Iasis Healthcare, LLC, Letter of Credit, 0.16%, 3/14/14 (b)	191,561	185,894
Iasis Healthcare, LLC, Term Loan B, 2.26%, 3/14/14 (b)	2,030,482	1,970,415
		5,901,227
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—0.0% (g)
NRG Energy, Inc., Credit-Linked Deposit, 1.79%, 12/09/13 (b)	2,564,854	2,538,290
NRG Energy, Inc., Term Loan, 2.04%, 12/09/13 (b)	3,059,056	3,027,374
		5,565,664
MACHINERY—0.2%
Bucyrus International, Inc. Tranche C Term Loan, 4.25%, 2/17/16 (b)	19,901,685	19,976,118

MEDIA—0.0% (g)
Catalina Marketing Corp., Term Loan, 3.01%, 10/01/14 (b)	2,772,613	2,710,229
National CineMedia, LLC, Term Loan, 2.05%, 2/13/15 (b)	2,000,000	1,953,928
		4,664,157

The accompanying notes are an integral part of these financial statements.

	Principal
Description	Amount	Value
TERM LOANS (continued)
MULTILINE RETAIL—0.2%
Neiman-Marcus Group, Inc., Term Loan, 2.29%, 4/06/13 (b)	$19,458,729	$18,967,844

PAPER & FOREST PRODUCTS—0.1%
Georgia-Pacific Corp., Additional Term Loan B, 2.28% - 2.29%, 12/21/12 (b)	1,600,413	1,597,140
Georgia-Pacific Corp., Term Loan A, 2.29%, 12/20/11 (b)	255,185	254,334
Georgia-Pacific Corp., Term Loan B, 2.29%, 12/21/12 (b)	7,359,496	7,344,445
Georgia-Pacific Corp., Term Loan C, 3.54%, 12/21/12 (b)	7,848,017	7,854,146
		17,050,065
Total Term Loans (Cost $228,792,983)		240,864,891

	Par Value/
	Shares
SHORT-TERM INVESTMENTS—18.4%
Repurchase Agreement—4.0%
Societe Generale, 0.25%, dated 11/30/10 due 12/01/10, proceeds $500,003,472 (Collateralized by various Federal National Mortgage Associations 4.00% - 5.50%, 10/01/30 - 10/01/40, various Federal Home Loan Mortgage Corporation, Participation Certificates 4.50% - 6.50%, 3/01/23 - 11/01/39, Federal National Mortgage Adjustable Rate, 3.20%, 10/01/40, aggregate market value plus accrued interest $515,000,001) (Cost $500,000,000)	$500,000,000	500,000,000

Money Market Funds—11.2%
Blackrock Liquidity Temp Fund - 0.17% (h)	450,000,000	450,000,000
Dreyfus Cash Management Fund- 0.14% (h)	480,214,462	480,214,462
DWS Money Market Series Institutional- 0.18% (h)	450,000,000	450,000,000
Total Money Market Funds (Cost $1,380,214,462)		1,380,214,462

Commercial Paper—3.2%
Atlantic Asset Securitization Corp.
0.24%, 12/10/10	50,000,000	49,996,500
0.24%, 12/21/10	93,700,000	93,685,008
Fasco Motors Ltd., 0.24%, 12/10/10	38,725,000	38,722,677
Thames Asset Global Securitization, Inc.
0.25%, 12/08/10	75,000,000	74,995,500
0.25%, 12/15/10	87,605,000	87,594,487
Turning Block Capital, LLC, 0.24%, 12/20/10	50,000,000	49,992,000
Total Commercial Paper (Cost $394,993,687)		394,986,172

Total Short-Term Investments (Cost $2,275,208,149)		2,275,200,634

Total Investments—101.9% (Cost $11,523,882,803)		12,627,346,147
Liabilities in excess of other assets—(1.9)%		(233,190,584)
Net Assets—100.0%		$12,394,155,563

(a)	Fannie Mae remains in conservatorship since the Federal Housing Agency put it there on September 7, 2008.

(b)	Floating rate security. Rate disclosed was in effect at November 30, 2010.

(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At November 30, 2010, the value of these securities amounted to 1,774,612,387 or 14.3% of net assets.

The accompanying notes are an integral part of these financial statements.

(d)

Security fair-valued in accordance with procedures established by the Valuation Committee under the general supervision of the Board of Directors. At November 30, 2010, the value of these securities amounted to $615,816,392 or 5.0% of net assets.

(e)	Restricted security (See Note 2).

(f)	Security is expected to be paid off before maturity date.

(g)	Less than 0.05%.

(h)	Represents annualized 7-day yield at November 30, 2010.

The accompanying notes are an integral part of these financial statements.

At November 30, 2010, the Fund’s portfolio composition was as follows:

Percentage of
Net Assets
Residential Mortgage-Backed Securities	26.0%
Commercial Mortgage-Backed Securities	26.0%
Short-Term Investments	18.4%
Residential Mortgage-Backed Securities—Agency	9.6%
Corporate Bonds	9.1%
Credit Card Backed Securities	4.7%
Auto Lease-Backed Securities	4.1%
Term Loans	2.0%
Student Loan-Backed Securities	1.3%
Real Estate Investment Trusts	0.4%
Other Asset-Backed Securities	0.3%
Total Investments	101.9%
Liabilities in excess of other assets	(1.9)%
Net Assets	100.0%

The accompanying notes are an integral part of these financial statements.

The Thirty-Eight Hundred Fund, LLC

Statement of Assets and Liabilities

November 30, 2010

Assets:
Investments in securities at value (cost $11,023,882,803)	$12,127,346,147
Repurchase agreement (cost $500,000,000)	500,000,000
Interest receivable	51,592,356
Dividends receivable	176,229
Other assets	1,982,812
Total Assets	12,681,097,544

Liabilities:
Payable for investment securities purchased	7,647,700
Management fees payable	194,786
Interest expense payable	17,782
Other liabilities	381,713
Floating rate notes	278,700,000
Total Liabilities	286,941,981
Net Assets	$12,394,155,563

Components of Net Assets:
Paid-in capital	$10,586,931,463
Common shares ($1,000,000 par value per share)	5,000,000
Undistributed net investment income	696,250,952
Accumulated net realized gain on investments	2,509,804
Net unrealized appreciation on investments	1,103,463,344
Net Assets	$12,394,155,563

Common Shares Outstanding (10 Common Shares Authorized)	5
Net Asset Value, Per Common Share	$2,478,831,112.60

The accompanying notes are an integral part of these financial statements.

The Thirty-Eight Hundred Fund, LLC

Statement of Operations

For the Year Ended November 30, 2010

Investment Income:
Interest	$775,687,809
Dividends	1,249,164
Total Investment Income	776,936,973

Expenses:
Interest expense	7,135,781
Management fees	2,300,109
Administration, accounting, transfer agent and custody fees	1,048,456
Professional fees	567,603
Compliance service fees	144,000
Treasurer service fees	112,598
Distribution fees	60,915
Directors’ fees	60,000
Miscellaneous	57,096
Total Expenses	11,486,558
Net Investment Income	765,450,415

Realized and Unrealized Gain:
Net realized gain on investments	457,105
Net change in unrealized appreciation/(depreciation) on investments	614,977,318
Net Realized and Unrealized Gain	615,434,423

Net Increase in Net Assets Resulting from Operations	$1,380,884,838

The accompanying notes are an integral part of these financial statements.

The Thirty-Eight Hundred Fund, LLC

Statements of Changes in Net Assets

	For the Year	For the Year
	Ended	Ended
	November 30, 2010	November 30, 2009
Operations:
Net investment income	$765,450,415	$732,571,106
Net realized gain on investments	457,105	19,908,121
Net change in unrealized appreciation/(depreciation) on investments	614,977,318	1,449,829,198
Net increase in net assets resulting from operations	1,380,884,838	2,202,308,425

Distributions To Shareholder From:
Net investment income	(11,490,029)	(1,173,366,448)
Net realized gain	(2,507,546)	(85,662,751)
Total distributions to shareholder	(13,997,575)	(1,259,029,199)

Capital Transactions:
Contributed additional paid-in capital	—	1,600,000,000

Increase in net assets	1,366,887,263	2,543,279,226

Net Assets:
Beginning of year	11,027,268,300	8,483,989,074

End of year	$12,394,155,563	$11,027,268,300

Undistributed net investment income/(distribution in excess of net investment income)	$696,250,952	$(57,709,434)
Common Share Transaction:
Common shares outstanding, beginning of year	5	5
Common shares sold	—	—
Common shares outstanding, end of year	5	5

The accompanying notes are an integral part of these financial statements.

The Thirty-Eight Hundred Fund, LLC

Statement of Cash Flows

For the Year Ended November 30, 2010

Cash Flows from Operating Activities
Net increase in net assets resulting from operations	$1,380,884,838
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchase of long-term investment securities	(1,506,768,690)
Proceeds from sale of long-term investment securities	2,790,352,571
Net purchases of short-term investments	(2,044,937,251)
Net realized gain on investments	(457,105)
Net change in unrealized (appreciation)/depreciation on investments	(614,977,318)
Net amortization of premiums and accretion of discounts on debt instruments	(87,674,560)
(Increases)/decreases in operating assets:
Receivable for investment securities sold	850,935
Interest receivable	2,601,163
Dividends receivable	(162,161)
Other assets	(192,963)
Increases/(decreases) in operating liabilities:
Payable for investment securities purchased	2,510,200
Interest expense payable	(206,021)
Management fees payable	11,643
Other liabilities	59,992
Net cash used in operating activities	(78,104,727)
Cash Flows from Financing Activities
Proceeds from floating rates notes issuance	278,700,000
Repayment of floating rates notes	(186,600,000)
Distributions paid to shareholder	(13,997,575)
Net cash provided by financing activities	78,102,425
Net decrease in cash	(2,302)

Cash at Beginning of Year	2,302
Cash at End of Year	$—

Supplemental disclosures of cash flow information
Cash paid during the year for interest	$4,894,388

The accompanying notes are an integral part of these financial statements.

The Thirty-Eight Hundred Fund, LLC

Notes to Financial Statements

November 30, 2010

1. Organization

The Thirty-Eight Hundred Fund, LLC (the “Fund”) (previously Jerboa Funding, LLC) was formed as a limited liability company under the laws of the State of Delaware on April 15, 2003. On December 28, 2007, the Fund changed its name and filed a registration statement under the Investment Company Act of 1940 (the “1940 Act”) as a non-diversified, closed-end management investment company. The Fund commenced full scale investment activities on February 14, 2008. The Fund currently has one direct beneficial owner, Thirty-Eight Hundred Investments Limited (the “Feeder Fund”), a Cayman Islands exempted company, that owns all of the outstanding common shares.  In turn, all of the common shares are indirectly beneficially owned by Wells Fargo & Company (“Wells Fargo”). The Feeder Fund may from time to time make additional paid-in capital contributions to the Fund without receiving additional common shares. These additional capital contributions are reflected on the Statements of Changes in Net Assets as contributed additional paid-in capital. The Fund has no present intention of offering additional common shares.

The Fund’s primary investment objective is to maximize total returns while seeking to maintain relative stability of principal and adequate liquidity.

2. Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Changes in economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ materially. The following summarizes the significant accounting policies of the Fund:

Valuation of Investments — The securities of the Fund are carried at their fair value. Security prices are generally provided by outside pricing services approved by the Fund’s Board of Directors (“Directors”). The pricing services may value securities based on observable transactions in debt obligations, quotations from dealers, market transactions in comparable securities and various other relationships between securities. When market quotations are not readily available, including circumstances under which Wells Capital Management Incorporated (the “Investment Adviser”) determines that the market quotations are not reflective of a security’s market value, the portfolio security is valued at its fair value as determined in good faith under procedures established by the Fund’s valuation committee and under the general supervision of the Directors. Fair value estimates are made at a point in time based on recent market data as well as the best information available about the portfolio securities.

Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost, which approximates fair market value, based on their value on the 61st day where such securities are of the highest credit quality. Amortized cost shall not be used if the use of amortized cost would be inappropriate due to credit or other impairments of the issuer.

The Thirty-Eight Hundred Fund, LLC

Notes to Financial Statements (continued)

November 30, 2010

Loans are valued at the average of bid quotations obtained from a pricing service. The Fund has engaged an independent pricing service to provide market value quotations from dealers in loans.  As of November 30, 2010, all investments in term loans were valued based on prices from such services.

The Fund is subject to fair value accounting standards that define fair value, establish a framework for measuring and provide a three-level hierarchy for valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows: Level 1 - quoted prices in active markets for identical securities, Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of November 30, 2010, in valuing the Fund’s assets carried at fair value:

Investments	Level 1	Level 2	Level 3	Total

Residential Mortgage-Backed Securities-Agency	$—	$1,192,029,839	$—	$1,192,029,839
Residential Mortgage-Backed Securities	—	3,225,466,494	—	3,225,466,494
Commercial Mortgage-Backed Securities	—	3,222,257,444	—	3,222,257,444
Auto Lease-Backed Securities	—	—	513,478,392	513,478,392
Credit Card Backed Securities	—	586,558,935	—	586,558,935
Student Loan-Backed Securities	—	157,101,200	—	157,101,200
Other Asset-Backed Securities	—	38,388,010	—	38,388,010
Corporate Bonds	—	1,120,386,940	—	1,120,386,940
Real Estate Investment Trusts	—	55,613,368	—	55,613,368
Term Loans	—	240,864,891	—	240,864,891
Repurchase Agreement	—	500,000,000	—	500,000,000
Money Market Funds	1,380,214,462	—	—	1,380,214,462
Commercial Paper	—	394,986,172	—	394,986,172
Total Investments	$1,380,214,462	$10,733,653,293	$513,478,392	$12,627,346,147

Fair value estimates for certain auto lease-backed securities for which limited observable market data is available are based on judgments regarding the current economic environment, observable spreads of auto loan-backed securities, collateral, credit, interest rate risks and other such factors. These estimates involve significant uncertainties and judgments and cannot be determined with precision. The Investment Adviser uses observable spreads of auto loan-backed securities and then adjusts those spreads by factors that are related to the differences attributable to the auto lease-backed securities and the differences between domestic and foreign issuers. These spreads are also adjusted for risk and liquidity to arrive at a fair value of the auto lease-backed securities. The changes in the underlying assumptions used in the fair value measurement technique could significantly affect these fair value estimates.

The Thirty-Eight Hundred Fund, LLC

Notes to Financial Statements (continued)

November 30, 2010

Prior to October 2010, the spreads used in valuation of these auto-lease backed securities were based on 90% of the spreads calculated by the Investment Adviser that rely on recent market data and 10% on brokers’ indicative bids.”

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Auto Lease-Backed Securities

Balance as of November 30, 2009	$1,658,843,985
Accrued Accretion / (Amortization)	—
Change in Unrealized Appreciation / (Depreciation)	(53,171,015)
Gross Purchases	—
Gross Sales/Paydowns	(1,092,194,578)
Realized Gain / (Loss)	—
Transfers In / (Out)	—
Balance as of November 30, 2010	$513,478,392

The net change in unrealized appreciation for investments still held as of November 30, 2010 is $ (14,273,252).

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update No. 2010-06, “Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”). ASU 2010-06 requires new disclosure regarding transfers in and out of Levels 1 and 2 effective for interim and annual periods beginning after December 15, 2009. The Fund discloses significant transfers between levels based on valuations at the end of the reporting period. For the period ended November 30, 2010, there were no significant transfers between Levels 1 and 2. ASU 2010-06 will also require additional details regarding Level 3 transaction activity effective for interim and annual periods beginning after December 15, 2010. Management is currently evaluating the effect that this additional requirement will have on the Fund’s financial statements.

Accounting for Investments and Investment Income — Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined by the use of the specific identified cost method. Discounts are accreted and premiums are amortized using the effective interest method over the life of the respective securities and are included in interest income. Interest income is accrued daily. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally cease any additional interest income accrual and consider the realizability of interest accrued up to the date of default. Dividend income is recorded on the ex-dividend date.

Loan Assignments, Participations and Commitments — The Fund invests in loan assignments and loan participations. Loan assignments and participations are agreements to make money available to a borrower in a specified amount, at a specified rate and within a specified time. Such loan assignments and participations are typically senior, secured and collateralized in nature. The Fund records an investment on trade date and begins to accrue interest when the borrower withdraws money. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread.

The Thirty-Eight Hundred Fund, LLC

Notes to Financial Statements (continued)

November 30, 2010

The loans in which the Fund invests are generally readily marketable, but may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

The Fund assumes the credit risk of the borrower, the selling participant and any other persons interpositioned between the Fund and the borrower (“intermediate participants”).  In the event that the borrower, selling participant or intermediate participants become insolvent or enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.

Unfunded loan commitments represent the remaining obligations of the Fund to the borrowers. At any point in time, up to the maturity date of an issue, the borrower may demand the unfunded portion. The Fund records these commitments on the trade date and begins to accrue interest on the date the commitment is funded. As of November 30, 2010, the Fund had no unfunded loan commitments.

Repurchase Agreements — A repurchase agreement, which provides a means for the Fund to earn income on uninvested cash for periods as short as overnight, is an arrangement under which the purchaser (i.e., the Fund) purchases a security, usually in the form of a debt obligation (the “Obligation”) and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. The Fund’s custodian receives collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest. In the event of the seller’s default of the Obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the Obligation. Realization and/or retention of the collateral may be subject to legal proceedings.

Restricted Securities — A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933. The Fund does not have the right to demand that such securities be registered. Disposal of these securities may involve time consuming negotiations and expenses and it may be difficult to obtain a prompt sale at an acceptable price.

As of November 30, 2010, the Fund held the following restricted securities:

		Principal
	Date of	Amount	Cost	Value	Percentage
Security	Acquisition	11/30/10	11/30/10	11/30/10	of Net Assets
Ford Credit Auto Lease Trust
Series 2008-2
5.75%, 9/15/12	3/18/08	$207,126,384	$207,126,384	$208,343,666	1.7%

General Motors Auto Lease Trust
Capital Auto Receivables Asset Trust 2008-SNI
7.74%, 1/31/13	9/25/08	297,781,314	297,781,314	305,134,726	2.4

Total		$504,907,698	$504,907,698	$513,478,392	4.1%

The Thirty-Eight Hundred Fund, LLC

Notes to Financial Statements (continued)

November 30, 2010

Securities Traded on a To-Be-Announced Basis — The Fund may transact in To-Be-Announced Securities (“TBAs”). As with other delayed delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date, utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked-to-market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund. At November 30, 2010, the Fund held no TBAs.

Federal Taxes — The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income to shareholders. Therefore, no Federal income or excise tax provision is required.

The Fund is subject to tax standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending December 31, 2008, 2009 and 2010 remain open to federal and state audit. As of November 30, 2010, management has evaluated the application of these standards to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. The Fund intends to make cash distributions of all or a portion of its income to common shareholders at the discretion of the Directors at least annually. The Fund may pay capital gain distributions annually, if available.

3. Investment Management Fee

Investment advisory services are provided to the Fund by the Investment Adviser, an indirect wholly-owned subsidiary of Wells Fargo, pursuant to an Investment Management Agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement the Investment Adviser, subject to the oversight of the Fund’s Directors, is responsible for managing the Fund’s assets.

Pursuant to the Advisory Agreement, the Fund has agreed to pay the Investment Adviser a management fee for the services and facilities provided by the Investment Adviser, payable on a monthly basis, based on a fund-level fee, as described below.

Average Daily Value of Assets Under Management	Fee Rate
Up to $1 billion	0.05%
$1 billion to $3 billion	0.03%
$3 billion to $6 billion	0.02%
$6 billion and over	0.01%

For the fiscal year ended November 30, 2010, the Investment Adviser earned fees from the Fund in the amount of $2,300,109.

The Thirty-Eight Hundred Fund, LLC

Notes to Financial Statements (continued)

November 30, 2010

4. Other Service Providers

The Bank of New York Mellon (“BNYMellon”) and related entities provide administration, accounting, custody, transfer agency and other services to the Fund. The Fund pays BNYMellon a bundled fee payable monthly in arrears at the annual rate equal to 0.0075% of the Fund’s net assets.

Foreside Distribution Services, L.P. (the “Distributor”) provides distribution services to the Fund.  The Distributor is not affiliated with the Investment Adviser, BNYMellon, or their affiliated companies.

Foreside Management Services, LLC (“FMS”), an affiliate of the Distributor, provides the Fund with a Principal Financial Officer/Treasurer.

IM Compliance, LLC (“IM Compliance”) provides the Fund with a Chief Compliance Officer as well as certain additional compliance support functions.

Neither BNYMellon, the Distributor, FMS nor IM Compliance have a role in determining the investment policies or which securities are purchased or sold by the Fund.

In connection with the Directors’ responsibility for the overall management and supervision of the Fund’s affairs, the Directors meet periodically throughout the year to oversee the Fund’s activities, review contractual arrangements with service providers for the Fund and review the Fund’s performance.

The Fund pays the compensation for its Directors who are not “interested persons,” as that term is defined in the 1940 Act, of the Fund (“Independent Directors”).  Each Independent Director receives an annual retainer of $30,000 and is reimbursed by the Fund for travel and out-of-pocket expenses in connection with their attendance at meetings. The Directors who are interested persons of the Fund receive no compensation from the Fund.

5. Issuance of Floating Rate Notes

The Fund has received authorization from the Directors to offer, issue and sell Floating Rate Notes (“Notes”). On August 12, 2009, Notes with a principal amount of $186,600,000 were issued with a maturity date of August 12, 2010. Subsequently, on August 31, 2010, Notes with a principal amount of $278,700,000 were issued with a maturity date of August 30, 2011. The outstanding principal balance of the Notes bears an interest rate of the U.S. dollar three-month LIBOR plus 2.00% per annum. At November 30, 2010, the rate in effect for the Notes was 2.29438%. During the year ended November 30, 2010, the interest rates of the Notes ranged from 2.25% to 2.42125%, and the Fund incurred interest expense of $4,688,367.

Wells Fargo has guaranteed to pay to the Fund, for the exclusive benefit of the holders of the outstanding Notes, to the fullest extent permitted by law, an amount of cash (“Guarantee Payment”) equal to all principal and interest payable by the Fund under the outstanding Notes to the holders of the Notes on their due date, for payment in accordance with the terms of the outstanding Notes. The Guarantee Payment will be paid to the Fund if the Fund has insufficient funds available to meet its payment obligations for any principal of or interest on an outstanding Note when due and owing in accordance with the terms thereof.

The Thirty-Eight Hundred Fund, LLC

Notes to Financial Statements (continued)

November 30, 2010

6. Placement Agency Agreement

The Fund entered into placement agency agreements with Barclays Bank PLC in connection with the offering, issuance and private sale of the Notes. In accordance with these placement agency agreements, the Fund paid Barclays Bank PLC $2,500,000 per each issuance of the Notes. These payments were capitalized and amortized through the maturity of each of the Notes and the amounts are classified within interest expense on the Statement of Operations. The unamortized balance is included on the Statement of Assets and Liabilities under other assets.

7. Federal Income Tax

At November 30, 2010, the components of accumulated earnings on tax-basis were as follows:

Undistributed	Accumulated	Net Unrealized	Unrealized	Unrealized	Total
Net Investment	Undistributed	Appreciation on	Appreciation	Depreciation on	Accumulated
Income	Long Term Gain	Investments	on Investments	Investments	Earnings

$686,756,732	$12,004,024	$1,103,463,344	$1,136,712,839	$(33,249,495)	$1,802,224,100

At November 30, 2010, the cost of investments for Federal income tax purposes was $ 11,523,882,803.

Distributions to Shareholders

Distributions of $11,490,029 and $2,507,546 paid during the fiscal year ended November 30, 2010 were characterized as ordinary income and long-term capital gain, respectively. The distribution of $1,259,029,199 paid during the fiscal year ended November 30, 2009 was characterized as ordinary income.

8. Security Transactions

The cost of purchases and proceeds from sales of securities for the year ended November 30, 2010, excluding U.S. Government and short-term investments, were $1,506,768,690 and $2,232,492,817, respectively. The cost of purchases and proceeds from sales of U.S. Government securities for the year ended November 30, 2010 were $0 and $557,859,755, respectively.

9. Capital Stock

During the year ended November 30, 2010, there were no capital share transactions.

10. Risk Involved in Investing in the Fund

In the normal course of business the Fund may enter into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of losses to be remote.

The Thirty-Eight Hundred Fund, LLC

Notes to Financial Statements (continued)

November 30, 2010

The Fund invests in both residential and commercial mortgage-backed securities (“MBS”). MBS are securities backed by mortgages from which investors receive payments out of the interest and principal on the underlying mortgages. MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages in the event that interest rates decline. If the Fund buys MBS at a premium, mortgage foreclosures and prepayments of principal by mortgagors may result in some loss of the Fund’s principal investment to the extent of the premium paid. Alternatively, in a rising interest rate environment, the value of MBS may be adversely affected when payments on underlying mortgages do not occur as anticipated, resulting in the extension of the security’s effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The value of MBS may also change due to shifts in the market’s perception of issuers and regulatory or tax changes adversely affecting the mortgage securities market as a whole. In addition, MBS are subject to the credit risk associated with the performance of the underlying mortgage properties. In certain instances, third-party guarantees or other forms of credit support can reduce the credit risk. If the Fund purchases MBS that are “subordinated” to other interests in the same mortgage pool, the Fund as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied.

Prior events have increased volatility in the values of many securities held in the Fund’s portfolio. For example, the U.S. Government placed Fannie Mae and Freddie Mac into conservatorship; Lehman filed for protection under the bankruptcy laws; Bank of America acquired Merrill Lynch; Wells Fargo has purchased Wachovia; and Citigroup and Morgan Stanley have combined their retail brokerage units. The Portfolio of Investments dated November 30, 2010 includes securities of some of these issuers and others that have been affected by these events. To the extent that the Fund continues to own these securities, the value of these securities may be subject to increased volatility.

11. Subsequent Event

On December 22, 2010, the Fund declared a dividend from net investment income of $150,000,000 per share to shareholders of record as of December 22, 2010, payable on December 30, 2010. The total dollar amount payable was $750,000,000.

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available. Management has determined that there are no material events, except as set forth above, that would require disclosure in the Fund’s financial statements.

The Thirty-Eight Hundred Fund, LLC

Financial Highlights

These financial highlights reflect selected data for a common share outstanding throughout each period.

			For the Period
	For the Year	For the Year	January 1, 2008
	Ended	Ended	through
	November 30, 2010	November 30, 2009	November 30, 2008

Net Asset Value, beginning of period	$2,205,453,660.00	$1,696,797,814.80	$38,391,405.40

Income from Investment Operations :
Net investment income(a)	153,090,083.00	146,514,221.20	76,617,181.60
Net realized and unrealized gain/(loss) on investments	123,086,884.60	293,947,463.80	(178,205,659.40)
Total from investment operations	276,176,967.60	440,461,685.00	(101,588,477.80)

Distributions paid to shareholder:
Net investment income	(2,298,005.80)	(234,673,289.60)	—
Net realized gain	(501,509.20)	(17,132,550.20)	—
Return of capital	—	—	(5,112.80)
Total distributions paid to shareholder	(2,799,515.00)	(251,805,839.80)	(5,112.80)

Effect of contributed additional paid-in capital	—	320,000,000.00	1,760,000,000.00

Net Asset Value, end of period	$2,478,831,112.60	$2,205,453,660.00	$1,696,797,814.80

Net assets, end of period (000’s omitted)	$12,394,156	$11,027,268	$8,483,989

Ratio of net investment income to average net assets	6.49%	7.47%	5.61	%(b)(f)

Ratio of expenses to average net assets	0.10%	0.13%	0.11	%(b)(f)

Total Return(c)	12.53%	25.98%	(264.63	)%(b)(e)
Internal Rate of Return(d)	12.53%	24.99%	(7.48	)%(b)

Portfolio Turnover Rate	14%	24%	75	%(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Calculated for the period February 14, 2008 (commencement of investment operations) through November 30, 2008.
(c)	The Fund’s total return calculation excludes the effects of the additional paid-in capital contributions from the Fund’s ending net asset value per share.
(d)

The Internal Rate of Return (“IRR”) is computed based on the net asset value at the beginning of the period, the actual dates of all cash inflows (capital contributions) and outflows (cash distributions) during the period, and the ending net asset value at the end of the period.

(e)	Not annualized.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.

Report of Independent Registered Public Accounting Firm

The Shareholder and Board of Directors of

The Thirty-Eight Hundred Fund, LLC:

We have audited the accompanying statement of assets and liabilities of The Thirty-Eight Hundred Fund, LLC (the “Fund”), including the portfolio of investments, as of November 30, 2010, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, statement of cash flows for the year then ended and the financial highlights for each of the years in the two-year period then ended and for the period from January 1, 2008 to November 30, 2008. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2010, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Thirty-Eight Hundred Fund, LLC as of November 30, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, its cash flows for the year then ended, and the financial highlights for each of the years in the two-year period then ended and for the period from January 1, 2008 to November 30, 2008, in conformity with U.S. generally accepted accounting principles.

New York, New York

January 28, 2011

The Thirty-Eight Hundred Fund, LLC

Directors and Officers of the Fund (unaudited)

				Number of	Other
				Funds	Directorships/
Name, Address and	Position	Length of	Principal Occupation(s)	Overseen	Trusteeships
Year Born	With Fund	Time Served	During Past Five Years	by Director	Held
INTERESTED DIRECTORS/OFFICERS
Joseph R. York (1) 3800 Howard Hughes Parkway Suite 900 Las Vegas, NV 89169-0925 Year Born: 1968	Director, Chief Executive Officer, Principal Executive Officer, President and Chairman of the Board	Since February 2008 (2)	Portfolio Manager of the Investment Adviser since February 2008; Managing Director of Wells Fargo’s Investment Portfolio Group since April 2003; Director and Officer of several Wells Fargo subsidiaries, including the Feeder Fund.	1	N/A
Garth H. Wahlberg (1) 3800 Howard Hughes Parkway Suite 900 Las Vegas, NV 89169-0925 Year Born: 1956	Director, Senior Vice President and Secretary	Since February 2008(2)	Portfolio Manager of the Investment Adviser since February 2008; Senior Portfolio Manager of Wells Fargo’s Investment Portfolio Group since November 1999; Director and Officer of several Wells Fargo subsidiaries, including the Feeder Fund.	1	N/A
Abhinav Shah (1) 5 The North Colonnade Canary Wharf London, E14 4BB United Kingdom Year Born: 1974	Director	Since February 2008	Director, Barclays Capital (investment bank) since 2004; Director, Société Générale (financial services firm) 2001- 2004. Barclays Capital is a division of Barclays, the placement agent for the Notes.	1	N/A
INDEPENDENT DIRECTORS AND OFFICERS
Trudance L. C. Bakke Three Canal Plaza Suite 100 Portland, ME 04101 Year Born: 1971	Treasurer and Principal Financial Officer	Since July 2009

Director, Foreside Management Services, LLC since 2006; Product Manager, Citigroup Fund Services, LLC 2003-2006; Senior Manager of Corporate Finance, Forum Financial Group, LLC 1999-2003. Ms. Bakke serves as an officer to other unaffiliated mutual funds or closed-end funds for which the Distributor or its affiliates, act as distributor or provider of other services.

					N/A

				Number of	Other
				Funds	Directorships/
Name, Address and	Position	Length of Time	Principal Occupation(s)	Overseen	Trusteeships
Year Born	With Fund	Served	During Past Five Years	by Director	Held
Peter R. Guarino 9 Terison Drive Suite 100 Falmouth, ME 04105 Year Born: 1958	Chief Compliance Officer	Since February 2008	President of IM Compliance, LLC, since October 2008; Managing Director of Foreside Compliance Services, LLC 2004-October 2008.		N/A
Gail A. Hanson 3800 Howard Hughes Parkway Suite 900 Las Vegas, NV 89169-0925 Year Born: 1942	Director	Since February 2008	Retired; prior thereto, Counsel and Vice President — Regulatory Administration, PFPC Inc. (provider of processing, technology and business solutions for the global investment industry).	1	N/A
Karl-Otto Hartmann 3800 Howard Hughes Parkway Suite 900 Las Vegas, NV 89169-0925 Year Born: 1955	Director	Since February 2008	Attorney at Law, Fund Directors Counsel, since 2009; founder and Chief Executive Officer, IntelliMagic®, LLC (consulting services) since 2005; Chief Operating Officer of East Hill Holding Company, LLC and its operating subsidiaries, East Hill Management, LLC and East Hill Advisors, LLC (investment advisers) 2007- 2009; Senior Vice President, General Counsel and Director, J.P. Morgan Investor Services 1991-2005.	1	Trustee and audit committee chair, FocusShares Trust (exchange-traded funds)

(1)     Messrs. York and Wahlberg are each an “interested person” of the Fund, as defined in Section 2(a)(19) of the 1940 Act as a result of their affiliation with the Investment Adviser and Wells Fargo and other Wells Fargo-related entities. Mr. Shah is an interested person of the Fund as a result of his affiliation with Barclays and other Barclays-related entities.

(2)     Mr. Wahlberg served as Chief Financial Officer, Senior Vice President and Secretary of the Fund’s predecessor entity since April 2003. Mr. York served as President and Chief Executive Officer of the Fund’s predecessor entity since February 2006.

The Fund’s statement of additional information includes additional information about the Fund’s directors, and is available upon request by calling the Fund collect at (702) 791-6346.

The Thirty-Eight Hundred Fund, LLC

Additional Information (unaudited)

November 30, 2010

Investment Advisory Agreement

Wells Capital Management Inc. (the “Investment Adviser”), located at 525 Market Street, 10th Floor, San Francisco, CA 94105, serves as the investment adviser to The Thirty-Eight Hundred Fund, LLC (the “Fund”) pursuant to an investment advisory agreement with the Fund dated as of March 24, 2009 (the “Advisory Agreement”). The Investment Adviser is subject to the oversight of the Fund and the Fund’s board of directors (the “Board of Directors”). The Investment Adviser is registered under the Investment Advisers Act of 1940, as amended, and is a wholly-owned subsidiary of Wells Fargo Bank, N.A, which in turn is a wholly-owned subsidiary of Wells Fargo & Company, a diversified financial services company. The Investment Adviser was created in 1996 from existing institutional businesses whose investment management teams have been in place since 1987, and manages assets for institutional investors such as corporations, mutual funds, pension plans, endowments, public agencies, educational organizations, insurers, and health care companies. The Investment Adviser employs a range of investment strategies to manage equity, fixed income, balanced, quantitative, short-duration and customized portfolios.

Pursuant to the Advisory Agreement, the Investment Adviser, subject to the supervision of the Fund and the Board of Directors, is responsible for managing the Fund’s investments, including the purchase, retention and disposition of assets. The Advisory Agreement provides that the Investment Adviser shall not be liable for any loss suffered by the Fund or its shareholders, except by reason of its own willful misfeasance, bad faith or negligence, or from its reckless disregard of its duties under the Advisory Agreement. The Advisory Agreement is terminable by the Fund at any time, without penalty, either by action of the Board of Directors or upon a vote of the holders of a majority of the outstanding voting securities of the Fund upon 60 days’ prior written notice to the Investment Adviser. The Advisory Agreement is also terminable by the Investment Adviser with 90 days’ prior written notice to the Fund, and will terminate automatically in the event of its “assignment,” as defined in the 1940 Act, including in the event of a change of control or sale of the Investment Adviser. The Advisory Agreement continues in force until January 29, 2011, and may be continued from year to year thereafter only as long as such continuance is approved annually by (a) the vote of a majority of the Board of Directors, including a majority of the directors who are not parties to the contract or interested persons of such parties (the “Independent Directors”); or (b) the vote of a majority of the Fund’s outstanding voting securities (as defined in the 1940 Act).

The Board of Directors considered the renewal of the Advisory Agreement on November 15, 2010 at an in-person meeting called for the purpose of considering the renewal of the Advisory Agreement at which employees of the Investment Adviser provided presentations to the Board of Directors and responded to questions. Also at that meeting, the Board of Directors reviewed and discussed the materials from the Investment Adviser that were sent to the Board of Directors in advance of their meeting, as well as materials provided at the meeting. These materials and presentations contained information regarding, among other things: (i) the nature, extent and quality of the advisory services to be provided; (ii) the performance of the Fund; (iii) the anticipated profitability to the Investment Adviser from its relationship with the Fund and the cost of services and the extent to which economies of scale would likely be realized as Fund assets increase; (iv) comparative fee and expense data; and (v) additional factors including the consideration of the single equity shareholder’s satisfaction with the Investment Adviser, the investment objective and strategies of the Fund, the current climate of the financial services industry, and the effect of the current volatility of debt markets.

The Thirty-Eight Hundred Fund, LLC

Additional Information (unaudited) (continued)

November 30, 2010

The Board of Directors reviewed and discussed these various factors, none of which alone was considered dispositive. In reaching its determination to approve the Advisory Agreement, however, the Board of Directors relied primarily on the material factors discussed below, which the Board of Directors considered in light of the presentations and the materials provided prior to and at the meeting.

Nature, Extent and Quality of Services Provided

With the Fund’s investment objective and principal investment strategies in mind, the Board of Directors reviewed data regarding the Investment Adviser’s personnel and investment operations, including: the education, experience and number of the Investment Adviser’s investment personnel; the adequacy and sophistication of the Investment Adviser’s technology and systems with respect to investment and administrative matters; and the estimated time and attention of the Investment Adviser’s investment personnel to be devoted to the Fund.

The Board of Directors considered the specific services to be provided to the Fund under the Advisory Agreement, including the responsibilities associated with making day-to-day investment decisions for the Fund and observing the policies and restrictions established for the Fund, as well as complying with applicable securities laws and regulations.  The Board of Directors reviewed the services that the Investment Adviser provided to the Fund, in addition to managing the Fund’s investments, including voting the proxies of securities held as Fund assets (if any), maintaining certain books and records, supervising the pricing of the Fund’s portfolio and calculation of net asset value, managing the Fund’s relationships with third parties, including its custodian, and providing such periodic and special reports, balance sheets or financial information as the Fund might reasonably request.

The Board of Directors compared the past performance of the Investment Adviser in managing other accounts with a similar investment objective to the Fund, and discussed the potential for conflicts of interest between the Fund and the Investment Adviser. In addition, the Board of Directors considered that the Investment Adviser did not use the Fund’s brokerage to pay for research products and services (i.e., the use of “soft dollars”). The Board of Directors also reviewed the Investment Adviser’s practices in monitoring compliance with the Fund’s investment restrictions and procedures to review portfolio valuations. The Board of Directors considered that the Investment Adviser has not experienced any material performance, operational or other problems in providing advisory services since the Board of Directors’ last approval of the Advisory Agreement.

The Board of Directors concluded that the nature, extent and quality of the services the Investment Adviser would provide to the Fund would be appropriate and consistent with the terms of the Advisory Agreement. They also concluded that the Investment Adviser had sufficient personnel, with appropriate education and experience, to serve the Fund effectively and that the Investment Adviser had demonstrated a continuing ability to attract and retain well qualified personnel.

Performance of the Fund

The Board of Directors also reviewed the performance of the Fund. The directors noted that the Investment Adviser does not manage other accounts that it considers to be similar to the Fund, particularly in light of: (1) the Fund’s closed-end structure, (2) specific investment guidelines and strategy mandates of the Fund; and (3) the composition and weightings of various asset class strategies among portfolio managers.  The Board of Directors discussed comparative information related to other funds which exhibit some structural or strategic attributes similar to the Fund (“Comparable Funds”).

The Thirty-Eight Hundred Fund, LLC

Additional Information (unaudited) (continued)

November 30, 2010

The Board of Directors examined the Fund’s performance in relation to Comparable Funds, and in comparison to the Barclays Capital US Aggregate Bond Index, and noted that the Fund’s return was similar to or higher than the Comparable Funds when calculated on the basis of excess return (returns in excess of the benchmark’s returns), calendar year return, and annualized return.  The Board of Directors considered that the Fund’s performance was also affected by portfolio management mandates or trading decisions distinctive to the Fund that were deployed during the applicable performance review period, as well as the actual performance of specific asset or asset classes that may not correlate directly to the holdings of the Comparable Funds.

Profitability to the Investment Adviser, Cost of Services and Economies of Scale

The Board of Directors reviewed the profitability of the Investment Adviser vis-à-vis the Fund. The Board of Directors considered the financial condition and stability of the Investment Adviser and discussed the compensation of the Investment Adviser’s personnel and the potential of “fall-out” benefits that might be provided to the Investment Adviser or its affiliates.

The Board of Directors reviewed the advisory fee structure for the Fund, in light of the services to be furnished the Fund by the Investment Adviser pursuant to the Advisory Agreement.  The Board of Directors also considered: the Investment Adviser’s method of computing fees; recognition of economies of scale as reflected in basic fees and breakpoints related to asset growth; and the frequency of the payment of fees. The Board of Directors scrutinized the actual fee schedule established in the Advisory Agreement, which provides that the Fund will pay the Investment Adviser a monthly fee, based on a reduction at breakpoints as assets increase, at an annual rate equal to a maximum of 0.05% (and a minimum of 0.01%) of the average daily value of the Fund’s assets managed by the Investment Adviser during each month for the services and facilities provided.

The Board of Directors also considered the overall estimated expense ratio of the Fund, discussing, among other factors: the effect of advisory and other fees on the Fund’s total expenses; and the Fund’s expenses and expense ratios and fees paid by the Fund to service providers other than the Investment Adviser, including the Fund’s custodian, transfer agent and administrative agent.

Comparative Fee and Expense Data

In light of the characteristics of the Fund, the Board of Directors noted the difficulty of finding precise comparative funds. However, the Board of Directors was able to compare the Fund’s advisory fees with those of the Comparable Funds. The Board of Directors recognized that the fees charged by the Fund’s Investment Adviser were reasonable on both an absolute and a comparative level.

Additional Factors

The Board of Directors took into account the views of the Fund’s single shareholder, regarding the shareholder’s satisfaction with the Fund’s performance, advisory fee structure and Investment Adviser. The Board of Directors also discussed the Fund’s performance in light of the current economic climate and the current volatility of the debt markets.

After full consideration of the above factors, the Board of Directors determined that the fees to be paid by the Fund were fair and reasonable, particularly taking into account the quality of services expected to be provided

The Thirty-Eight Hundred Fund, LLC

Additional Information (unaudited) (continued)

November 30, 2010

by the Investment Adviser. They noted that the advisory fee schedule for the Fund included sliding scale breakpoints based on growth in asset size, and as such reflected the sharing of economies of scale between the Investment Adviser and the Fund and its shareholders. The Board of Directors similarly concluded that the overall estimated expense ratio for the Fund was fair and reasonable given the anticipated quality of the Investment Adviser’s services. Accordingly, the Board of Directors, including the Independent Directors voting separately, unanimously approved the renewal of the Fund’s Advisory Agreement for a one year period through January 29, 2012.

Shareholder Vote Results

The Thirty-Eight Hundred Fund, LLC (the “Fund”) held a special meeting of its common shareholders on July 22, 2010.  The purpose of the meeting was to vote on a temporary deviation from the Fund’s fundamental policy on industry concentration, as required by Section 13(a)(3) of the Investment Company Act of 1940. The Fund’s equity shareholder attended in person, and no proxies, consents, or authorizations were solicited.

At the meeting, the following resolution was considered:

RESOLVED, The Thirty-Eight Hundred Fund, LLC (the “Fund”) is hereby authorized pursuant to Section 13(a)(3) of the Investment Company Act of 1940 to deviate from its policy in respect to concentration of investments in a particular industry or group of industries as recited in its registration statement dated May 30, 2008 (the “Concentration Policy”), in accordance with the following terms: (a) the Fund may purchase non-agency residential mortgage backed securities (“RMBS”) in excess of 25% of its total assets provided that immediately after the purchase and as a result thereof, the value of the Fund’s investments in RMBS is equal to or below 33% of the current value of the Fund’s total assets; (b) the Fund may engage in this deviation from its Concentration Policy for a one-year period commencing on August 25, 2010; and (c) as of August 25, 2011, the Fund may no longer make any new investment in RMBS unless such investment is in accordance with its Concentration Policy. Notwithstanding the forgoing, as of August 25, 2011, the Fund may continue to hold investments in RMBS in excess of its Concentration Policy.

The Fund’s equity shareholder cast 5 votes in favor of the resolution, which represented one-hundred percent of the Fund’s outstanding voting securities.  There were no negative votes cast on the matter.  There were no abstentions or broker non-votes.

Proxy Voting Policies, Procedures and Records

A description of the Fund’s proxy voting policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and the Fund’s proxy voting records for the prior twelve-month period ended June 30 are available, without charge and upon request, by calling collect at (702) 791-6346 and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third quarters of each fiscal year on Form N-Q. Copies of the filings are available without charge and upon request on the SEC’s website at www.sec.gov. You can also obtain copies of Form N-Q by (i) visiting the SEC’s

The Thirty-Eight Hundred Fund, LLC

Additional Information (unaudited) (continued)

November 30, 2010

Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Item 2. Code of Ethics.

(a)           The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This Code of Ethics is filed as an exhibit to this report on Form N-CSR under Item 12(a)(1).  A copy of the Code of Ethics is available without charge by submitting a written request to:

3800 Howard Hughes Pkwy, Suite 900

Las Vegas, NV 89169

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the Registrant’s Board of Directors has determined that Karl-Otto Hartmann is qualified to serve as an Audit Committee Financial Expert serving on its Committee and is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)                        Audit Fees.  The aggregate fees for the Registrant’s fiscal years ended November 30, 2010, and November 30, 2009, for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements and for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $140,000 and $140,000, respectively.

(b)                       Audit-Related Fees.  The aggregate fees billed for the Registrant’s fiscal years ended November 30, 2010, and November 30, 2009, for professional services rendered by the principal accountant for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported above in Item 4(a) were $3,000 and $3,000, respectively.

(c)                        Tax Fees.  The aggregate fees billed for the Registrant’s fiscal years ended November 30, 2010, and November 30, 2009, for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were approximately $10,800 and $8,205, respectively.

(d)                       All Other Fees.  All other aggregate fees billed for the Registrant’s fiscal years ended November 30, 2010, and November 30, 2009, were $0 and $0, respectively.

(e)(1)          Registrant’s audit committee meets with the principal accountants and management to review and pre-approve all audit services to be provided by the principal accountants.

The audit committee shall pre-approve all non-audit services to be provided by the principal accountants to the registrant; provided that the pre-approval requirement does not apply to non-audit services that (i) were not identified as such at the time of the pre-approval and (ii) do not aggregate more than 5% of total revenues paid to the principal accountants by the registrant during the fiscal year in which the services are provided, if the audit committee approves the provision of such non-audit services prior to the completion of the audit.

The audit committee shall pre-approve all non-audit services to be provided by the principal accountants to the investment adviser where the nature of the services provided have a direct impact on the operations or financial reporting of the registrant; provided that the pre-approval requirement does not apply to non-audit services that (i) were not identified as such at the time of the pre-approval and (ii) do not aggregate more than 5% of total revenue paid to the principal accountants by the registrant for all services and by the registrant’s investment adviser for services where the nature of the services provided have a direct impact on the operations or financial reporting of the registrant during the fiscal year in which those services are provided, if the audit committee approves the provision of such non-audit services prior to the completion of the audit.

(e)(2)          None of the services described in each of paragraphs (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.  No fees were required to be approved by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 Regulation S-X.

(f)                          Not Applicable.

(g)                       For the fiscal years ending November 30, 2010, and November 30, 2009, the Fund’s auditor did not render non-audit services to the Registrant, or to the Registrant’s Investment Adviser or any entity controlling, controlled by or under common control with the adviser.

(h)                       For the fiscal years ending November 30, 2010, and November 30, 2009, the auditor did not provide non-audit services to the Fund’s investment adviser or any entity controlling, controlled by or under common control with the investment adviser.  No further disclosures are required by this Item 4(h).

Item 5. Audit Committee of Listed Registrants.

(a)                        The Registrant is not a listed company within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.  No disclosures are required by this Item 5(a).

(b)                       Not Applicable.

Item 6.  Investments

(a) The schedule is included as a part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Board of Directors (the “Board”) has delegated the voting of proxies relating to the Fund’s portfolio holdings to Wells Capital Management Incorporated (the “Investment Adviser”) pursuant to the Investment Adviser’s Proxy Voting Policies and Procedures. The Investment Adviser exercises its voting responsibility, as a fiduciary, with the goal of maximizing value to shareholders consistent with the governance laws and investment policies of the Fund. While portfolio holdings are not purchased to exercise control or to seek to effect corporate change through share ownership, the Investment Adviser supports sound corporate governance practices within companies in which they invest.

Because the Fund invests primarily in discounted and interest-bearing, fixed income securities, it would be a rare event for the Fund to receive a proxy from an issuer. However, in such an event, the Investment Adviser would utilize an independent third-party (the “Third Party”), currently RiskMetrics Group (formerly called Institutional Shareholders Services), for voting proxies and proxy voting analysis and research. The Third-Party votes proxies in accordance with the Investment Adviser’s Proxy Guidelines established by the Board. To fulfill its fiduciary duties with respect to proxy voting, the Investment Adviser has designated an officer to administer and oversee the proxy voting process and to monitor the Third-Party to ensure its compliance with the Proxy Guidelines. The Investment Adviser believes that, in most instances, material conflicts of interest can be minimized through a strict and objective application by the Third-Party of the Proxy Guidelines. In cases where the Investment Adviser is aware of a material conflict of interest regarding a matter that would otherwise require its vote, it will defer to the Third-Party as to how to vote on such matter in accordance with the voting guidelines of the Third-Party. In addition, the Investment Adviser will seek to avoid any undue influence as a result of any material conflict of interest that may exist between the interests of a client and the Investment Adviser and any of its affiliates. To that end, for any Wells Fargo Bank, N.A. proxy, shares will be voted as directed by an independent fiduciary engaged by Wells Fargo.

No later than August 31 of each year, information regarding how the Investment Adviser, on behalf of the Fund, voted proxies relating to the Fund’s portfolio securities for the 12 months ended the preceding June 30 will be available without charge by calling 1-800-736-2316 or on the SEC’s website at www.sec.gov. A copy of the Investment Adviser’s Proxy Voting Policies and Procedures also is available without charge by calling 1-800-736-2316.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

As of the date of filing of this Report on Form N-CSR, Messrs. Joseph R. York, Garth H. Wahlberg, David D. Sylvester and Laurie White are primarily responsible for the management of the Registrant’s portfolio.

Joseph R. York is a director and officer of the Fund and has been a portfolio manager at the Investment Adviser since February 2008. Mr. York has over ten years experience in the U.S. fixed income and derivative markets, holding various positions with Wells Fargo and its affiliates. Currently, he is a Managing Director in Wells Fargo’s Investment Portfolio Group and manages a team of investment professionals based in Las Vegas, NV. He has day to day trading responsibility for fixed income portfolios aggregate value of $111 billion. He is also a director and officer of several Wells Fargo subsidiaries, including Sagebrush Asset Management, Inc. and Thirty-Eight Hundred Investments Limited (the “Feeder Fund”). He has a bachelor’s degree in finance from the University of Southern California and Master’s degree in finance from Washington University’s Olin School.

Garth H. Wahlberg is a director and officer of the Fund and has been a portfolio manager at the Investment Adviser since February 2008. Mr. Wahlberg is a Senior Portfolio Manager in Wells Fargo’s Investment Portfolio Group based in Las Vegas, NV. He is part of a team of investment professionals with day to day trading responsibility for fixed income portfolios aggregate value of $111 billion. He is also a director and officer of several Wells Fargo subsidiaries, including Sagebrush Asset Management, Inc. and the Feeder Fund. Over the past 29 years, he has held various positions with Wells Fargo and its affiliates as a fixed income trader and portfolio manager. He graduated from California State University — San Diego with a bachelor’s degree in finance.

David D. Sylvester is an Executive Vice President and portfolio manager at the Investment Adviser. He has over 27 years of investment experience, and currently co-manages Wells Capital Management’s liquidity management team. In this role, he specializes in managing short duration fixed income assets. Mr. Sylvester started his career as a fixed income manager at the National Bank of Detroit. In 1979 he joined Norwest Corporation, which merged with Wells Fargo, as a fixed income portfolio manager and trader and later became manager of the fixed income institutional group. Mr. Sylvester began to specialize in short-term investments in 1987. He attended the University of Detroit, Mercy, is a member of the Treasury Management Association, and is a frequent speaker at national conferences related to short duration asset management.

Laurie White is a Managing Director at the Investment Adviser, where she is responsible for managing all money market funds. She has experience in managing a wide variety of assets in mutual funds, private accounts and collective trust funds. Before joining Norwest Investment Management, which combined its investment advisory practice with Wells Capital Management in 1999, she was a portfolio manager for Richfield Bank & Trust, Co., Richfield, MN. Earlier, Laurie was an investment analyst for trust investments at Bull HN Information Systems, Minneapolis, MN, managing pension assets. She earned her bachelor’s degree from Carleton College, Northfield, MN and her master’s degree from the University of Minnesota, Twin Cities.

The following table indicates the type of, number of, and total assets in accounts managed by the Fund’s portfolio managers, not including the Fund. The accounts described below include accounts that a portfolio manager manages in a professional capacity as well as accounts that a portfolio manager may manage in a personal capacity, if any, which are included under “Other Accounts.” Information is shown as of November 30, 2010. Asset amounts are approximate and have been rounded.

	Registered Investment
	Companies (excluding		Other Pooled
	the Fund)		Investment Vehicles		Other Accounts
	Number of	Total Assets in	Number of	Total Assets in	Number of	Total Assets in
Portfolio Manager	Accounts	the Accounts	Accounts	the Accounts	Accounts	the Accounts
David D. Sylvester	8	$128.4 billion	4	$27.4 billion	—	—
Laurie White	8	$128.4 billion	4	$27.4 billion	—	—
Joseph R. York	—	—	—	—	53	$111 billion
Garth H. Wahlberg	—	—	—	—	53	$111 billion

The following table indicates the number and total assets managed of the above accounts for which the advisory fee is based on the performance of such accounts. Information is shown as of November 30, 2010. Asset amounts are approximate and have been rounded.

	Registered Investment
	Companies (excluding		Other Pooled
	the Fund)		Investment Vehicles		Other Accounts
	Number of	Total Assets in	Number of	Total Assets in	Number of	Total Assets in
Portfolio Manager	Accounts	the Accounts	Accounts	the Accounts	Accounts	the Accounts
Joseph R. York	—	—	—	—	53	$111 billion
Garth H. Wahlberg	—	—	—	—	53	$111 billion

POTENTIAL CONFLICTS OF INTEREST

The portfolio managers face inherent conflicts of interest in their day-to-day management of the Fund and other accounts because the Fund may have a different investment objective, strategies and risk profiles than the other accounts managed by the portfolio managers. For instance, to the extent that the portfolio managers manage accounts with different investment strategies than the Fund, they may from time to time be inclined to purchase securities, including initial public offerings, for one account but not for the Fund. Additionally, some of the accounts managed by the portfolio managers may have different fee structures, including performance fees, which are or have the potential to be higher or lower, in some cases significantly higher or lower, than the fees paid by the Fund. The differences in fee structures may provide an incentive to the portfolio managers to allocate more favorable trades to the higher-paying accounts.

To minimize the effects of these inherent conflicts of interests, the Investment Adviser has adopted and implemented policies and procedures that it believes addresses the potential conflicts associated with managing portfolios for multiple clients and ensures that all clients are treated fairly and equitably. Additionally, the Investment Adviser has adopted a code of ethics under Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Advisers Act to address potential conflicts associated with managing the Fund and any personal accounts the portfolio manager may maintain.

FUND’S PORTFOLIO MANAGERS COMPENSATION

The portfolio managers are compensated by the Investment Adviser with a fixed cash salary, pension and retirement plan. The portfolio managers receive incentive bonuses and/or stock options based in part on pre-tax annual and historical portfolio performance. Bonus allocations depend on fund performance, individual job objectives and overall profitability of the business. Portfolio performance is measured against the 1-month LIBOR rate. Bonuses also are based on an evaluation of contribution to client retention, asset growth and business relationships. Incentive bonuses for research analysts also are evaluated based on the performance of the sectors that they cover in the portfolio and their security recommendations. Investment team compensation is directly linked to the value added to the clients’ portfolios as measured by the benchmark noted above. Long-term investment professionals with proven success also may participate in a revenue sharing program that is tied to the success of their respective investment portfolios. Mr. York and Mr. Wahlberg also receive compensation from Wells Fargo and other Wells Fargo-related entities.

OWNERSHIP OF SECURITIES OF THE REGISTRANT

As of November 30, 2010, no portfolio manager directly or indirectly beneficially owned Common Shares.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)          The Registrant’s Chief Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Act as of a date within 90 days of the filing date of this report.

(b)         There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)          Code of Ethics (Exhibit filed herewith).

(a)(2)          Certifications of the Registrant’s Chief Executive Officer and Chief Financial Officer pursuant to Rule 30a-2(a)under the Act, and pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

(b)                       Certifications of the Registrant’s Chief Executive Officer and Chief Financial Officer pursuant to Rule 30a-2(b) under the Act, and pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Thirty-Eight Hundred Fund, LLC

By:	/s/ Joseph R. York

Name:	Joseph R. York

Title:	Chief Executive Officer

Date:	February 7, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph R. York

Name:	Joseph R. York

Title:	Chief Executive Officer

Date:	February 7, 2011

By:	/s/ Trudance L. C. Bakke

Name:	Trudance L. C. Bakke

Title:	Principal Financial Officer

Date:	February 7, 2011